UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Arbitrage Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 73.9%

Health Care — 19.5%
Given Imaging Ltd.*	57,414	$1,727,013
Health Management Associates, Inc.,
Class A*	337,070	4,415,617
Hi-Tech Pharmacal Co., Inc.*	79,052	3,430,066
Life Technologies Corp.*	76,500	5,798,700
Paladin Labs, Inc. (Canada)*	18,200	2,029,799
Patheon, Inc. (Canada)*	195,535	1,805,788
Santarus, Inc.*	143,475	4,585,460
ViroPharma, Inc.*	93,285	4,650,257
		28,442,700

Information Technology — 16.3%
Anaren, Inc.*	43,320	1,212,527
AsiaInfo-Linkage, Inc.*	184,025	2,200,939
Compuware Corp.	195,000	2,185,950
Lender Processing Services, Inc.*	132,245	4,943,318
LSI Corp.	531,850	5,860,987
Responsys, Inc.*	41,530	1,138,337
Tokyo Electron Ltd. ADR	330,817	4,575,199
Unit4 N.V. (Netherlands)	30,000	1,582,955
		23,700,212

Financials — 16.1%
CapitalSource, Inc.	384,700	5,528,139
Cole Real Estate Investment, Inc. REIT	395,720	5,555,909
Gaming and Leisure Properties, Inc. REIT	11,430	580,758
Hudson City Bancorp, Inc.	582,800	5,495,804
NorthStar Realty Finance Corp. REIT	23,690	318,630
StellarOne Corp.*	56,412	1,357,837
Sterling Financial Corp.	57,660	1,965,053
Virginia Commerce Bancorp, Inc.*	154,004	2,616,528
		23,418,658

Consumer Staples — 6.1%
Harris Teeter Supermarkets, Inc.	118,385	5,842,300
Shoppers Drug Mart Corp. (Canada)	55,770	3,052,292
		8,894,592

Materials — 4.8%
AZ Electronic Materials SA (Luxemburg)	318,100	2,080,703
Zoltek Cos., Inc.*	295,165	4,944,014
		7,024,717

Industrials — 4.0%
Coleman Cable, Inc.	44,925	1,177,934
Consolidated Graphics, Inc.*	54,457	3,672,580
Edwards Group Ltd. ADR*	104,600	1,064,828
		5,915,342

Utilities — 3.2%
UNS Energy Corp.	78,556	4,701,577

Consumer Discretionary — 2.3%
Cooper Tire & Rubber Co.	54,000	1,298,160
Jones Group, Inc. (The)	126,665	1,894,908
Penn National Gaming, Inc.*	8,930	127,967
		3,321,035

Energy — 1.6%
Coastal Energy Co.*	128,450	2,279,988
Total Common Stocks		$107,698,821

Preferred Stocks— 1.5%

Financials — 0.9%
GMAC Capital Trust I, 8.13%(A)	50,442	1,348,819

Utilities — 0.4%
NextEra Energy, Inc., 5.80%	12,633	633,798

Telecommunication Services — 0.2%
Crown Castle International Corp., 4.50%	2,000	200,080
Total Preferred Stocks		$2,182,697

Exchange Traded Fund — 3.0%
PowerShares Senior Loan Portfolio	176,750	4,397,540

Principal
Amount

	Asset-Backed Security — 0.8%
$1,100,000	Taxable Newman Capital Trust, Ser
	2000-1, Class A, 144a,
	7.000%, 7/5/17	1,148,469

	Corporate Bonds — 1.3%

	Consumer Staples — 0.6%
800,000	US Foods, Inc., 8.500%, 6/30/19	876,000

	Materials — 0.4%
500,000	Dow Chemical Co. (The),
	8.550%, 5/15/19	645,597

	Financials — 0.3%
400,000	Royal Bank of Scotland Group PLC,
	5.000%, 10/1/14	408,781
	Total Corporate Bonds	$1,930,378

	Number of
	Contracts

Purchase Call Options— 0.1%
National Oilwell VARCO, Inc., Strike
@85.00, Exp 01/15	35	18,200
OPRA Noble Equity Option, Strike
@40.00, Exp 01/15	70	20,020

Total Purchased Options
(Proceeds 51,853)		$38,220

1

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Fund — 27.6%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	40,257,129	$40,257,129

Total Long Positions
(Cost $155,771,595)		$157,653,254

Securities Sold Short— (24.3%)

Common Stocks— (23.5%)

Financials — (15.7%)
American Realty Capital Properties, Inc.,
REIT	(432,483)	$(5,561,731)
Fidelity National Financial, Inc., Class A	(38,010)	(1,233,424)
M&T Bank Corp.	(48,974)	(5,701,553)
PacWest Bancorp	(109,138)	(4,607,806)
Umpqua Holdings Corp.	(96,348)	(1,844,101)
Union First Market Bankshares Corp.	(54,939)	(1,363,037)
United Bankshares, Inc.	(83,976)	(2,641,045)
		(22,952,697)

Information Technology — (3.3%)
Applied Materials, Inc.	(268,731)	(4,753,852)

Health Care — (2.0%)
Community Health Systems, Inc.*	(23,399)	(918,879)
Endo Health Solutions, Inc.*	(29,722)	(2,005,046)
		(2,923,925)

Industrials — (1.3%)
RR Donnelley & Sons Co.	(89,896)	(1,823,091)

Consumer Staples — (0.9%)
Loblaw Cos. Ltd. (Canada)	(33,266)	(1,326,315)

Utilities — (0.3%)
NextEra Energy, Inc.	(5,890)	(504,302)
Total Common Stocks		$(34,284,182)

Principal
Amount

	U.S. Treasury Obligations — (0.8)%
$(389,000)	U.S. Treasury Notes, 0.375%, 2/15/16	(388,635)
(709,000)	U.S. Treasury Notes, 0.750%, 2/28/18	(690,334)
	Total U.S. Treasury Obligations	$(1,078,969)

Total Securities Sold Short
(Proceeds $(34,042,999))		$(35,363,151)

	Number
	of
	Contracts

Written Call Options— 0.0%
National Oilwell VARCO, Inc., Strike
@90.00, Exp 01/15	(35)	(12,775)
OPRA Noble Equity Option, Strike
@45.00, Exp 01/15	(70)	(10,220)
Total Written Call Option		$(22,995)

Written Put Options— 0.0%
National Oilwell VARCO, Inc., Strike
@60.00, Exp 01/15	(35)	(6,405)
OPRA Noble Equity Option, Strike
@30.00, Exp 01/15	(70)	(12,250)
Total Written Put Option		$(18,655)

Total Written Options
(Proceeds $(58,051))		$(41,650)

Total Investment Securities —83.9%
(Cost $121,670,545)		$122,248,453

Cash Collateral for Securities
Sold Short and Written Options — 22.9%		33,349,798

Liabilities in Excess of Other Assets — (6.8%)		(9,835,847)

Net Assets — 100.0%		$145,762,404

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

*	Non-income producing security.

^	Affiliated Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

2

Touchstone Arbitrage Fund (Unaudited) (Continued)

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $1,148,469 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$107,698,821	$—	$—	$107,698,821
Preferred Stocks	2,182,697	—	—	2,182,697
Exchanged Traded Fund	4,397,540	—	—	4,397,540
Asset-Backed Security	—	1,148,469	—	1,148,469
Corporate Bonds	—	1,930,378	—	1,930,378
Purchased Options Equity Contracts	38,220	—	—	38,220
Investment Fund	40,257,129	—	—	40,257,129
				$157,653,254

Liabilities:
Securities Sold Short
Common Stocks	$(34,284,182)	$—	$—	$(34,284,182)
U.S. Treasury Obligations	—	(1,078,969)	—	(1,078,969)
				$(35,363,151)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments**

Assets:
Forward Foreign Currency Contracts	$—	$30,907	$—	$30,907

Liabilities:
Forward Foreign Currency Contracts	$—	$(70,020)	$—	$(70,020)
Equity Contracts	(41,650)	—	—	(41,650)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown for forward currency contracts represent unrealized appreciation (depreciation).

Transactions in written options for the period ended December 31, 2013.

	Number of
	Contracts	Premium

Beginning of Period, September 30, 2013	—	$—
Call Options Written	105	32,866
Put Options Written	105	25,185
December 31, 2013	210	$58,051

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	01/31/2014	USD	599,280	CAD	629,424	$7,204
Brown Brothers Harriman	01/31/2014	USD	413,164	CAD	441,300	(1,951)
Brown Brothers Harriman	01/31/2014	USD	364,067	CAD	388,205	(1,103)
Brown Brothers Harriman	01/31/2014	USD	243,645	CAD	255,486	3,319
Brown Brothers Harriman	01/31/2014	USD	130,267	CAD	136,038	2,301

3

Touchstone Arbitrage Fund (Unaudited) (Continued)

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	02/14/2014	USD	1,419,436	CAD	1,490,550	$17,788
Brown Brothers Harriman	02/14/2014	USD	884,791	CAD	950,000	(8,547)
Brown Brothers Harriman	04/25/2014	USD	20,114	CAD	21,112	295
Brown Brothers Harriman	04/29/2014	USD	1,572,398	EUR	1,162,500	(26,880)
Brown Brothers Harriman	04/30/2014	USD	2,092,030	GBP	1,283,533	(31,539)
						$(39,113)

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments
Touchstone Emerging Markets Equity Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 100.4%

Brazil — 11.9%
All America Latina Logistica SA	703,853	$1,957,095
Banco Bradesco SA (Preference)	376,883	4,647,039
Gerdau SA (Preference)	427,131	3,320,370
Lojas Americanas SA (Preference)	760,231	5,068,744
Lojas Renner SA	163,273	4,221,534
Odontoprev SA	1,465,574	6,106,430
Petroleo Brasileiro SA (Preference)	722,059	5,227,410
Totvs SA	105,500	1,652,763
Vale SA ADR†	128,173	1,954,638
Vale SA (Preference)	266,175	3,692,660
		37,848,683

Korea — 11.4%
BS Financial Group, Inc.	397,827	6,044,116
Kia Motors Corp.	60,900	3,243,021
POSCO	13,614	4,236,166
Samsung Electronics Co. Ltd.	11,264	14,677,525
Shinhan Financial Group Co. Ltd.	183,867	8,254,680
		36,455,508

India — 8.9%
Bharat Forge Ltd.*	914,411	4,849,608
Bharti Airtel Ltd.*	852,768	4,553,013
ITC Ltd.	968,093	5,037,276
Mahindra & Mahindra Ltd.	388,466	5,929,829
Oil & Natural Gas Corp. Ltd.*	1,166,470	5,448,115
Reliance Industries Ltd.	186,588	2,700,405
		28,518,246

Mexico — 8.0%
America Movil SAB de CV, Series L ADR	166,444	3,889,796
Fomento Economico Mexicano SAB de
CV ADR	49,543	4,848,773
Grupo Financiero Banorte SAB de CV -
Class O	945,220	6,613,971
Kimberly-Clark de Mexico SAB de CV -
Class A	1,280,297	3,635,998
Wal-Mart de Mexico SAB de CV - Class A	2,480,359	6,508,413
		25,496,951

China — 7.2%
China BlueChemical Ltd.	5,957,068	3,725,904
Industrial & Commercial Bank of China -
Class H	13,185,461	8,910,129
PetroChina Co. Ltd. - Class H	2,739,445	3,002,886
Weichai Power Co. Ltd. - Class H	1,844,779	7,434,502
		23,073,421

Hong Kong — 6.6%
China Overseas Land & Investment Ltd.	2,471,859	6,949,244
CNOOC Ltd.	3,612,077	6,717,067
Wharf Holdings Ltd.	947,796	7,248,147
		20,914,458

South Africa — 6.2%
Aveng Ltd.*	897,117	2,261,180
Foschini Group Ltd.	667,305	6,090,987
MTN Group Ltd.	254,018	5,255,194
Woolworths Holdings Ltd.	862,941	6,140,948
		19,748,309

Bermuda — 5.8%
Credicorp Ltd.	57,601	7,645,381
First Pacific Co. Ltd.	3,444,464	3,917,848
VTech Holdings Ltd.	530,452	6,888,632
		18,451,861

Thailand — 5.5%
Kasikornbank PCL	1,116,816	5,420,571
PTT Exploration & Production PCL	1,288,169	6,543,126
Siam Cement PCL	98,014	1,215,305
Siam Cement PCL (Non-Voting)	107,725	1,315,369
Thai Oil PCL	1,834,823	3,151,550
		17,645,921

Taiwan — 4.5%
Giant Manufacturing Co. Ltd.	822,630	5,658,367
Taiwan Semiconductor Manufacturing
Co. Ltd.	2,444,355	8,652,657
		14,311,024

Malaysia — 3.1%
British American Tobacco Malaysia Bhd	304,103	5,953,010
CIMB Group Holdings Bhd	1,651,493	3,841,971
		9,794,981

South Korea — 3.0%
Hankook Tire Co. Ltd.	165,610	9,542,615

United Kingdom — 2.8%
SABMiller PLC	173,502	8,909,546

Cayman Islands — 2.6%
ASM Pacific Technology Ltd.	388,143	3,248,582
Daphne International Holdings Ltd.†	4,152,942	1,869,126
Tingyi Cayman Islands Holding Corp.	1,061,110	3,065,249
		8,182,957

Indonesia — 2.3%
Bank Mandiri Persero Tbk PT	5,208,920	3,371,270
Telekomunikasi Indonesia Persero Tbk
PT	21,812,270	3,860,530
		7,231,800

Luxembourg — 2.1%
Tenaris SA ADR*	154,328	6,742,590

Turkey — 1.8%
Tupras Turkiye Petrol Rafine	50,712	1,012,352
Turkcell Iletisim Hizmetleri AS*	550,774	2,908,927
Turkiye Garanti Bankasi AS	519,682	1,683,102
		5,604,381

5

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 100.4% (Continued)

Israel — 1.3%
Teva Pharmaceutical Industries Ltd.
ADR, (Israel)	104,196	$4,176,176

Canada — 1.3%
Eldorado Gold Corp.	391,212	2,220,766
Yamana Gold, Inc.	220,753	1,903,598
		4,124,364

Chile — 1.2%
Enersis SA	12,953,107	3,885,069

Jersey — 1.1%
Randgold Resources Ltd. ADR	54,164	3,402,041

Singapore — 1.0%
Keppel Land Ltd.	1,206,589	3,193,476

Czech Republic — 0.8%
Komercni Banka A/S	11,400	2,542,773

United States — 0.0%
Southern Copper Corp.	6,325	181,591
Total Common Stocks		$319,978,742

Investment Funds— 1.0%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	3,012,520	3,012,520
Touchstone Institutional Money Market
Fund, 0.01%^Ω	41	41
Total Investment Funds		$3,012,561

Total Investment Securities —101.4%
(Cost $331,353,823)		$322,991,303

Liabilities in Excess of Other Assets — (1.4%)		(4,306,168)

Net Assets — 100.0%		$318,685,135

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $2,464,202.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Brazil	$37,848,683	$—	$—	$37,848,683
Korea	—	36,455,508	—	36,455,508
India	28,518,246	—	—	28,518,246
Mexico	25,496,951	—	—	25,496,951
China	23,073,421	—	—	23,073,421
Hong Kong	20,914,458	—	—	20,914,458
South Africa	19,748,309	—	—	19,748,309
Bermuda	18,451,861	—	—	18,451,861
Thailand	—	17,645,921	—	17,645,921
Taiwan	14,311,024	—	—	14,311,024
Malaysia	9,794,981	—	—	9,794,981
South Korea	—	9,542,615	—	9,542,615
United Kingdom	8,909,546	—	—	8,909,546
Cayman Islands	8,182,957	—	—	8,182,957
Indonesia	—	7,231,800	—	7,231,800
Luxembourg	6,742,590	—	—	6,742,590
Turkey	5,604,381	—	—	5,604,381
Israel	4,176,176	—	—	4,176,176
Canada	4,124,364	—	—	4,124,364
Chile	3,885,069	—	—	3,885,069
Jersey	3,402,041	—	—	3,402,041
Singapore	3,193,476	—	—	3,193,476
Czech Republic	—	2,542,773	—	2,542,773
United States	181,591	—	—	181,591
Investment Funds	3,012,561	—	—	3,012,561
				$322,991,303

At December 31, 2013, equity securities valued at $67,632,823 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

6

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

% of Net
Industry Allocation	Assets

Financials	25.2%
Consumer Discretionary	16.5%
Energy	12.7%
Consumer Staples	11.9%
Information Technology	11.0%
Materials	8.5%
Telecommunication Services	6.4%
Industrials	3.7%
Health Care	3.3%
Utilities	1.2%
Investment Funds	1.0%
Other Assets/Liabilities (Net)	(1.4)%
Total	100.0%

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments
Touchstone Global Real Estate Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.4%

United States — 37.8%
Annaly Capital Management, Inc. REIT	5,993	$59,750
Apollo Commercial Real Estate Finance,
Inc. REIT	18,925	307,531
Ashford Hospitality Trust, Inc. REIT*	10,506	278,514
AvalonBay Communities, Inc. REIT	543	64,199
Aviv REIT, Inc. REIT	12,658	299,995
Boston Properties, Inc. REIT	932	93,545
Campus Crest Communities, Inc. REIT	29,389	276,550
Digital Realty Trust, Inc. REIT†	5,725	281,212
Douglas Emmett, Inc. REIT	1,642	38,242
EPR Properties REIT	7,170	352,477
Equity Residential REIT	728	37,761
Essex Property Trust, Inc. REIT	419	60,131
Extra Space Storage, Inc. REIT	987	41,582
General Growth Properties, Inc. REIT	2,340	46,964
Glimcher Realty Trust*	19,849	496,820
HCP, Inc. REIT	1,136	41,260
Kilroy Realty Corp. REIT	585	29,355
LaSalle Hotel Properties REIT	1,178	36,353
Macerich Co. (The) REIT	650	38,278
Omega Healthcare Investors, Inc. REIT	10,057	299,699
ProLogis, Inc. REIT	1,829	67,582
Public Storage REIT	442	66,530
QTS Realty Trust, Inc. - Class A REIT	6,150	152,397
Retail Opportunity Investments Corp.
REIT	3,763	55,391
Sabra Health Care REIT, Inc. REIT	9,154	239,286
Simon Property Group, Inc. REIT	729	110,925
SL Green Realty Corp. REIT	862	79,632
Spirit Realty Capital, Inc. REIT	17,845	175,416
STAG Industrial, Inc. REIT	15,001	305,870
STAG Industrial, Inc. REIT*	4,613	121,783
Starwood Property Trust, Inc. REIT	13,549	375,307
Sunstone Hotel Investors, Inc.*	14,863	370,089
Taubman Centers, Inc. REIT	854	54,588
Terreno Realty Corp. REIT*	4,821	118,114
Ventas, Inc. REIT	1,576	90,273
		5,563,401

Japan — 9.9%
Aeon Mall Co. Ltd.	1,890	52,945
Japan Logistics Fund, Inc. REIT	10	105,975
Japan Retail Fund Investment Corp. REIT	96	195,331
Kenedix Realty Investment Corp. REIT	66	313,247
Mitsubishi Estate Co. Ltd.	7,000	209,482
Nippon Building Fund, Inc. REIT	12	69,723
Nomura Real Estate Office Fund, Inc.
REIT	10	46,476
Orix JREIT, Inc. REIT	153	191,411
Premier Investment Corp. REIT	71	274,797
		1,459,387

Australia — 9.3%
Australian Industrial REIT	45,000	81,566
CFS Retail Property Trust REIT	30,969	53,783
Charter Hall Retail REIT	87,540	280,609
Cromwell Property Group REIT	246,217	214,350
Dexus Property Group REIT	43,149	38,720
GPT Group REIT	10,647	32,323
Stockland REIT	91,049	293,484
Westfield Retail Trust REIT	142,346	377,488
		1,372,323

Singapore — 8.8%
Cambridge Industrial Trust REIT	262,000	143,254
CapitalCommercial Trust REIT	33,000	37,918
CapitaRetail China Trust REIT	115,640	121,876
Frasers Centrepoint Trust REIT	88,000	122,731
Keppel REIT	132,000	123,951
Mapletree Commercial Trust REIT	113,000	106,557
Mapletree Greater China Commercial
Trust REIT	200,000	133,127
Mapletree Logistics Trust REIT	224,000	187,266
Religare Health Trust	461,000	283,113
Suntec Real Estate Investment Trust REIT	36,000	43,932
		1,303,725

Canada — 7.5%
Crombie Real Estate Investment Trust
REIT†	29,289	373,333
InnVest Real Estate Investment Trust
REIT	86,699	381,157
Leisureworld Senior Care Corp.†	27,784	298,699
RioCan Real Estate Investment Trust
REIT	1,958	45,657
		1,098,846

United Kingdom — 5.5%
British Land Co. PLC REIT	33,351	347,383
Great Portland Estates PLC REIT	4,237	42,028
Land Securities Group PLC REIT	2,234	35,644
Londonmetric Property PLC REIT	8,656	19,824
Primary Health Properties PLC REIT	21,058	123,095
Segro PLC REIT	44,967	248,709
		816,683

Hong Kong — 5.1%
Hang Lung Properties Ltd.	20,000	63,191
Hysan Development Co. Ltd.	17,000	73,224
Langham Hospitality Investments Ltd.*	438,000	210,123
Link REIT (The) REIT	13,500	65,460
Yuexiu Real Estate Investment Trust REIT	691,000	336,843
		748,841

Netherlands — 4.6%
Eurocommercial Properties NV REIT	6,829	289,920
Nieuwe Steen Investments NV REIT	31,319	198,194
Vastned Retail NV REIT	4,066	184,505
		672,619

France — 4.5%
Altarea REIT	837	147,388
Fonciere Des Regions REIT	2,123	183,269
Mercialys SA REIT	11,870	249,027

8

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.4% (Continued)

France — (Continued)
Unibail-Rodamco SE REIT	310	$79,430
		659,114

Mexico — 1.9%
Mexico Real Estate Management SA de
CV REIT	142,719	281,907

South Africa — 1.5%
Capital Property Fund	218,648	221,984

New Zealand — 0.9%
Kiwi Income Property Trust REIT	148,453	131,855

Thailand — 0.8%
Ticon Industrial Connection PCL	232,800	112,440

Bermuda — 0.5%
Hongkong Land Holdings Ltd.	13,000	76,700

Sweden — 0.3%
Hufvudstaden AB - Class A	3,208	42,970

Germany — 0.3%
LEG Immobilien AG	701	41,462

Belgium — 0.2%
Cofinimmo REIT	274	33,831
Total Common Stocks		$14,638,088

Investment Funds— 7.0%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	919,255	919,255
Touchstone Institutional Money Market
Fund, 0.01%^Ω	114,807	114,807
Total Investment Funds		$1,034,062

Total Investment Securities —106.4%
(Cost $16,411,068)		$15,672,150

Liabilities in Excess of Other Assets — (6.4%)		(949,333)

Net Assets — 100.0%		$14,722,817

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $883,125.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$5,563,401	$—	$—	$5,563,401
Japan	—	1,459,387	—	1,459,387
Australia	1,372,323	—	—	1,372,323
Singapore	1,303,725	—	—	1,303,725
Canada	1,098,846	—	—	1,098,846
United Kingdom	816,683	—	—	816,683
Hong Kong	748,841	—	—	748,841
Netherlands	672,619	—	—	672,619
France	659,114	—	—	659,114
Mexico	281,907	—	—	281,907
South Africa	221,984	—	—	221,984
New Zealand	131,855	—	—	131,855
Thailand	—	112,440	—	112,440
Bermuda	76,700	—	—	76,700
Sweden	—	42,970	—	42,970
Germany	—	41,462	—	41,462
Belgium	33,831	—	—	33,831

Investment Funds	1,034,062	—	—	1,034,062
				$15,672,150

At December 31, 2013, equity securities valued at $1,151,601 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

9

Touchstone Global Real Estate Fund (Unaudited) (Continued)

% of Net
Industry Allocation	Assets

Retail	24.2%
Diversified	20.9%
Specialized	16.8%
Industrial	11.3%
Office	9.7%
Mortgage	4.6%
Residential	3.0%
Health Care Facilities	2.0%
Real Estate Operating Companies	1.9%
Diversified Financial Services	1.9%
Diversified Real Estate Activities	1.9%
Real Estate Development	0.8%
Financials	0.4%
Investment Funds	7.0%
Other Assets/Liabilities (Net)	(6.4)%
Total	100.0%

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments
Touchstone International Fixed Income Fund – December 31, 2013 (Unaudited)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 45.4%
$300,000	Bundesrepublik Deutschland (EUR),
	1.500%, 9/4/22	$404,085
500,000	Bundesrepublik Deutschland (EUR),
	2.250%, 9/4/20	728,743
500,000	Bundesrepublik Deutschland (EUR),
	4.000%, 1/4/18	778,586
300,000	Canadian Government Bond (CAD),
	3.250%, 6/1/21	298,173
580,000	Canadian Government Bond (CAD),
	4.000%, 6/1/16	582,812
570,000	Canadian Government Bond (CAD),
	5.000%, 6/1/14	545,478
75,000,000	Development Bank of Japan, Inc.
	(JPY), 1.050%, 6/20/23	732,200
360,000	Ireland Government Bond (EUR),
	4.500%, 4/18/20	541,545
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	3.750%, 3/1/21	704,393
700,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.500%, 3/1/26	995,350
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.750%, 8/1/23	734,544
1,750,000	Italy Buoni Poliennali Del Tesoro
	Coupon Strip (EUR),
	4.920%, 5/1/29(B)	1,131,919
60,000,000	Japan Finance Organization for
	Municipalities (JPY), 2.000%, 5/9/16	593,827
5,000,000	Mexican Bonos, Ser M20 (MXN),
	8.000%, 12/7/23(C)	425,937
11,950,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24(C)	1,168,706
450,000	Netherlands Government Bond (EUR),
	1.750%, 7/15/23	593,617
500,000	Netherlands Government Bond (EUR),
	3.250%, 7/15/21	757,720
700,000	New Zealand Government Bond
	(NZD), 6.000%, 4/15/15	595,652
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.200%, 10/15/16	693,493
200,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.375%, 6/16/14	278,497
6,600,000	South Africa Government Bond (ZAR),
	6.750%, 3/31/21	598,372
2,900,000	South Africa Government Bond (ZAR),
	7.250%, 1/15/20	273,532
5,600,000	Sweden Government Bond, Ser 1049
	(SEK), 4.500%, 8/12/15	921,049
250,000	United Kingdom Gilt (GBP),
	8.000%, 12/7/15	472,995
	Total Sovereign Government
	Obligations	$15,551,225

	Corporate Bonds— 32.0%

	Financials — 28.3%
70,000,000	Asian Development Bank MTN (JPY),
	2.350%, 6/21/27	777,025
300,000	Asian Development Bank MTN (NOK),
	2.000%, 8/29/17	49,357
200,000	Barclays Bank PLC, 5.200%, 7/10/14	204,993
300,000	Billion Express Investments Ltd.,
	0.750%, 10/18/15	308,250
300,000	Derwent London Capital Jersey Ltd.
	(GBP), 2.750%, 7/15/16	602,106
50,000,000	Dexia Municipal Agency SA (JPY),
	1.800%, 5/9/17	486,235
450,000	European Financial Stability Facility
	(EUR), 2.750%, 7/18/16	654,121
150,000	European Investment Bank (GBP),
	6.000%, 12/7/28	305,015
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26	417,751
90,000,000	European Investment Bank (JPY),
	2.150%, 1/18/27	956,874
85,000	European Union (EUR), 3.500%, 6/4/21	130,701
300,000	German Postal Pensions Securitisation
	PLC (EUR), 3.375%, 1/18/16	435,970
200,000	HSBC Bank PLC, 144a, 1.500%, 5/15/18	195,294
100,000	INTU Jersey Ltd, REIT. (GBP),
	2.500%, 10/4/18	172,799
500,000	KFW (EUR), 3.375%, 1/18/21	767,180
120,000,000	KFW (JPY), 2.050%, 2/16/26	1,295,185
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	530,519
2,200,000	Nordic Investment Bank (NOK),
	2.125%, 8/9/17	361,821
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	460,196
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	377,769
250,000	Temasek Financial III Pte Ltd. (SGD),
	0.450%, 10/24/14(B)	197,909
		9,687,070

	Industrials — 1.7%
250,000	Siemens Financieringsmaatschappij
	N.V., 1.050%, 8/16/17	289,600
200,000	Xefin Lux SCA (EUR), 8.000%, 6/1/18	297,015
		586,615

	Consumer Discretionary — 1.1%
200,000	International Consolidated Airlines
	Group SA (EUR), 1.750%, 5/31/18	364,617

	Materials — 0.9%
100,000	Barminco Finance Pty Ltd., 144a,
	9.000%, 6/1/18	92,000
200,000	Glencore Finance Europe SA,
	5.000%, 12/31/14	224,000
		316,000
	Total Corporate Bonds	$10,954,302

11

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Foreign Bond — 2.0%
$530,000	Bundesrepublik Deutschland (EUR),
	1.500%, 5/15/23	$703,722

Shares

	Investment Fund — 14.1%
4,825,040	Touchstone Institutional Money
	Market Fund, 0.01%^Ω	4,825,040

	Total Investment Securities —93.5%
	(Cost $32,378,926)	$32,034,289

	Other Assets in Excess of
	Liabilities — 6.5%	2,230,455

	Net Assets — 100.0%	$34,264,744

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

(C)	Amount shown represents units. One unit represents a principal amount of 100.

^	Affiliated Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

PLN - Polish Zloty

REIT - Real Estate Investment Trust

SGD - Singapore Dollar

SEK - Swedish Krona

TRY - Turkey Lira

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $287,294 or 0.01% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign Government Obligations	$—	$15,551,225	$—	$15,551,225
Corporate Bonds	—	10,954,302	—	10,954,302
Foreign Bond	—	703,722	—	703,722
Investment Fund	4,825,040	—	—	4,825,040
				$32,034,289

	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$—	$197,436	$—	$197,436
Liabilities:
Forward Foreign Currency Contracts	$—	$(212,906)	$—	$(212,906)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

12

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

UBS AG	01/09/2014	EUR	519,177	USD	715,406	$(1,176)
UBS AG	01/09/2014	USD	710,280	EUR	519,177	(3,950)
UBS AG	01/10/2014	AUD	650,000	USD	610,142	(30,150)
UBS AG	01/10/2014	BRL	1,285,500	USD	571,192	(27,740)
UBS AG	01/10/2014	EUR	206,000	USD	281,323	2,071
UBS AG	01/10/2014	GBP	100,500	USD	160,126	6,286
UBS AG	01/10/2014	HKD	6,202,464	USD	800,000	119
UBS AG	01/10/2014	MXN	19,208,000	USD	1,482,167	(12,291)
UBS AG	01/10/2014	NOK	8,156,500	USD	1,353,797	(9,534)
UBS AG	01/10/2014	PLN	3,065,000	USD	981,018	32,873
UBS AG	01/10/2014	TRY	1,041,705	USD	500,000	(16,306)
UBS AG	01/10/2014	USD	585,267	AUD	650,000	5,275
UBS AG	01/10/2014	USD	1,500,000	CAD	1,598,828	(4,753)
UBS AG	01/10/2014	USD	589,812	CAD	614,000	11,940
UBS AG	01/10/2014	USD	824,746	EUR	610,000	(14,428)
UBS AG	01/10/2014	USD	500,000	HUF	111,156,500	(14,120)
UBS AG	01/10/2014	USD	1,167,121	JPY	113,506,500	89,236
UBS AG	01/10/2014	USD	1,444,616	MXN	19,208,000	(25,261)
UBS AG	01/10/2014	USD	973,387	PLN	3,065,000	(40,504)
UBS AG	01/10/2014	USD	1,033,284	SEK	6,700,000	(8,220)
UBS AG	01/10/2014	USD	500,000	TRY	1,030,683	21,424
UBS AG	01/10/2014	USD	700,000	ZAR	7,298,634	5,256
UBS AG	01/10/2014	USD	599,814	ZAR	6,072,000	21,831
UBS AG	04/11/2014	NZD	24,820	AUD	—	(1,858)
UBS AG	04/11/2014	USD	995,451	EUR	725,500	(2,615)
UBS AG	04/11/2014	USD	715,353	EUR	519,177	1,125
						$(15,470)

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments
Touchstone Merger Arbitrage Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 79.9%

Financials — 21.9%
CapitalSource, Inc.	1,125,900	$16,179,183
Cole Real Estate Investment, Inc. REIT	1,180,420	16,573,097
Eastern Insurance Holdings, Inc.	364,970	8,938,115
Gaming and Leisure Properties, Inc. REIT	64,080	3,255,905
Hudson City Bancorp, Inc.	1,694,200	15,976,306
Nicholas Financial, Inc.	511,015	8,043,376
NorthStar Realty Finance Corp. REIT	136,276	1,832,912
Patient Safety Technologies, Inc.*	1,122,645	2,469,819
Spirit Realty Capital, Inc. REIT	725,821	7,134,820
StellarOne Corp.*	463,859	11,165,086
Sterling Financial Corp./WA	477,870	16,285,810
Taylor Capital Group, Inc.*	647,743	17,217,010
United Financial Bancorp, Inc.	345,225	6,521,300
Virginia Commerce Bancorp, Inc.*	826,726	14,046,075
Washington Banking Co.	382,505	6,781,814
		152,420,628

Health Care — 18.7%
Cangene Corp.*	3,108,035	9,883,551
Cornerstone Therapeutics, Inc.*	140,586	1,334,161
Given Imaging Ltd.*	301,101	9,057,118
Health Management Associates, Inc.*	1,052,540	13,788,274
Hi-Tech Pharmacal Co., Inc.*	320,417	13,902,894
Life Technologies Corp.*	279,156	21,160,025
Paladin Labs, Inc.*	151,800	16,929,862
Patheon, Inc.*	796,550	7,356,230
Santarus, Inc.*	536,539	17,147,786
Solta Medical, Inc.*	1,668,051	4,920,750
ViroPharma, Inc.*	294,415	14,676,588
		130,157,239

Information Technology — 13.9%
Anaren, Inc.*	259,920	7,275,161
AsiaInfo-Linkage, Inc.*	579,755	6,933,870
Compuware Corp.	618,000	6,927,780
Dynamics Research Corp.*	274,225	3,148,103
Lender Processing Services, Inc.*	353,815	13,225,605
LSI Corp.	1,585,260	17,469,565
Responsys, Inc.*	152,820	4,188,796
Tokyo Electron Ltd. ADR	1,002,828	13,869,111
Unit4 N.V.	170,000	8,970,078
Xyratex Ltd.	1,128,148	14,993,088
		97,001,157

Materials — 5.8%
Ainsworth Lumber Co. Ltd.*	3,500,000	13,545,000
AZ Electronic Materials SA	1,681,900	11,001,365
Zoltek Cos., Inc.*	933,287	15,632,557
		40,178,922

Industrials — 5.8%
Coleman Cable, Inc.	165,301	4,334,192
Consolidated Graphics, Inc.*	240,137	16,194,839
Edwards Group Ltd. ADR*	624,242	6,354,784
Flow International Corp.*	1,815,307	7,333,840
Innotrac Corp.*	186,333	1,527,931
Vitran Corp., Inc.*	683,879	4,431,537
		40,177,123

Consumer Discretionary — 4.7%
Cooper Tire & Rubber Co.	319,460	7,679,818
Harris Interactive, Inc.*	2,161,530	4,323,060
Jones Group, Inc./PA	466,105	6,972,931
Mac-Gray Corp.	624,688	13,262,126
Penn National Gaming, Inc.*	64,080	918,266
		33,156,201

Consumer Staples — 4.7%
Harris Teeter Supermarkets, Inc.	374,606	18,486,806
Shoppers Drug Mart Corp.	259,296	14,191,270
		32,678,076

Energy — 2.3%
Coastal Energy Co.*	421,550	7,482,512
Equal Energy Ltd.	1,614,240	8,620,042
		16,102,554

Utilities — 2.1%
UNS Energy Corp.	240,635	14,402,005
Total Common Stocks		$556,273,905

Preferred Stocks— 1.4%

Financials — 0.9%
GMAC Capital Trust I, 0.05%(A)	249,600	6,674,304

Utilities — 0.5%
NextEra Energy, Inc., 0.07%(A)	68,800	3,451,696
Total Preferred Stocks		$10,126,000

Principal
Amount

	Corporate Bonds — 2.2%

	Utilities — 0.8%
$4,585,000	AES Corp. (The), 8.000%, 10/15/17		5,387,375

	Materials — 0.5%
2,855,000	Dow Chemical Co. (The),
	8.550%, 5/15/19		3,686,359

	Consumer Staples — 0.5%
3,150,000	US Foods, Inc., 8.500%, 6/30/19		3,449,250

	Financials — 0.4%
3,000,000	Royal Bank of Scotland Group PLC,
	5.000%, 10/1/14		3,065,856
	Total Corporate Bonds		15,588,840

		Shares
Exchange Traded Fund — 1.0%
PowerShares Senior Loan Portfolio		276,030	$6,867,626

14

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Purchase Call Options— 0.1%
National Oilwell VARCO, Inc.
Strike @ 85.00
Exp 01/15	585	$304,200
Noble Corp.
Strike @ 40.00
Exp 01/15	971	277,706

Total Purchased Options
(Proceeds 785,213)		581,906

	Shares

Investment Fund — 18.3%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	127,127,568	$127,127,568

Total Long Positions
(Cost $697,352,099)		$716,565,845

Securities Sold Short— (26.4%)

Common Stocks— (25.0%)

Financials — (16.6%)
American Realty Capital Properties, Inc.,
REIT	(1,290,082)	$(16,590,455)
Fidelity National Financial, Inc.	(101,693)	(3,299,938)
Heritage Financial Corp./WA	(340,748)	(5,830,198)
M&T Bank Corp.	(142,362)	(16,573,784)
MB Financial, Inc.	(416,596)	(13,368,566)
PacWest Bancorp	(296,921)	(12,536,005)
Rockville Financial, Inc.	(464,785)	(6,604,595)
Umpqua Holdings Corp.	(798,525)	(15,283,768)
Union First Market Bankshares Corp.	(452,279)	(11,221,041)
United Bankshares, Inc.	(449,833)	(14,147,248)
		(115,455,598)

Health Care — (2.8%)
Community Health Systems, Inc.*	(73,065)	(2,869,263)
Endo Health Solutions, Inc.*	(247,905)	(16,723,671)
		(19,592,934)

Information Technology — (2.1%)
Applied Materials, Inc.	(814,732)	(14,412,609)

Industrials — (1.1%)
RR Donnelley & Sons Co.	(396,585)	(8,042,744)

Materials — (1.1%)
Louisiana-Pacific Corp.*	(399,000)	(7,385,490)

Consumer Staples — (0.9%)
Loblaw Cos. Ltd.	(154,671)	(6,166,733)

Utilities — (0.4%)
NextEra Energy, Inc.	(32,524)	(2,784,704)
Total Common Stocks		$(173,840,812)

Principal
Amount

	U.S. Treasury Obligations — (1.4%)
(6,172,000)	United States Treasury Note/Bond,
	0.375%, 2/15/16	$(6,166,211)
(4,065,000)	United States Treasury Note/Bond,
	0.750%, 2/28/18	(3,957,977)
Total U.S. Treasury Obligations		$(10,124,188)

Total Securities Sold Short
(Proceeds $(168,149,884))		$(183,965,000)

	Number
	of
	Contracts

Written Call Options— (0.1%)
National Oilwell VARCO, Inc.
Strike @ 90.00
Exp 01/15	(585)	$(213,525)
Noble Corp.
Strike @ 45.00
Exp 01/15	(971)	(141,766)

Written Put Options— 0.0%
National Oilwell VARCO, Inc.
Strike @ 60.00
Exp 01/15	(585)	$(107,055)
Noble Corp.
Strike @ 30.00
Exp 01/15	(971)	(169,925)

Total Written Options
(Proceeds $(882,889))		$(632,271)

Total Investment Securities —76.4%
(Cost $528,319,326)		$531,968,574

Cash Collateral for Securities
Sold Short and Written Options — 23.4%		162,826,736

Other Assets in Excess of Liabilities — 0.2%		1,168,778

Net Assets — 100.0%		$695,964,088

15

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

*	Non-income producing security.

^	Affiliated Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$556,273,905	$—	$—	$556,273,905
Preferred Stocks	10,126,000	—	—	10,126,000
Corporate Bonds	—	15,588,840	—	15,588,840
Exchanged Traded Fund	6,867,626	—	—	6,867,626
Investment Fund	127,127,568	—	—	127,127,568
Purchased Options Equity Contracts	581,906	—	—	581,906
				$716,565,845

Liabilities:
Securities Sold Short
Common Stocks	(173,840,812)	—	—	(173,840,812)
U.S. Treasury Obligations	—	(10,124,188)	—	(10,124,188)
				$(183,965,000)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$206,110	$—	$206,110
Liabilities:
Forward Foreign Currency Contracts	—	(335,772)	—	(335,772)
Equity Contracts	(632,271)	—	—	(632,271)
				$(968,043)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown for forward currency contracts represent unrealized appreciation (depreciation).

Transactions in written options for the period ended December 31, 2013.

	Number of
	Contracts	Premium

Beginning of Period, September 30, 2013	—	$—
Call Options Written	1,556	503,797
Put Options Written	1,556	379,092
September 30, 2013	3,112	$882,889

16

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	01/30/2014	USD	6,370,562	CAD	6,790,000	$(16,690)
Brown Brothers Harriman	01/31/2014	USD	5,051,270	CAD	5,305,349	60,724
Brown Brothers Harriman	01/31/2014	USD	2,053,578	CAD	2,153,382	27,971
Brown Brothers Harriman	01/31/2014	USD	1,096,151	CAD	1,144,710	19,364
Brown Brothers Harriman	02/14/2014	USD	7,627,321	CAD	8,009,450	95,587
Brown Brothers Harriman	04/25/2014	USD	167,767	CAD	176,088	2,464
Brown Brothers Harriman	04/29/2014	USD	8,910,253	EUR	6,587,500	(152,323)
Brown Brothers Harriman	04/30/2014	USD	11,061,263	GBP	6,786,467	(166,759)
						$(129,662)

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.3%

Consumer Discretionary — 25.1%
Cabela's, Inc.*	185,792	$12,384,895
CarMax, Inc.*	316,499	14,881,784
Deckers Outdoor Corp.*†	237,608	20,068,372
Dollar Tree, Inc.*	186,750	10,536,435
Hasbro, Inc.†	203,093	11,172,146
Service Corp. International	307,259	5,570,606
Tempur Sealy International, Inc.*	283,790	15,313,308
Whirlpool Corp.	91,931	14,420,297
		104,347,843

Consumer Staples — 17.4%
Brown-Forman Corp. - Class B	149,327	11,284,641
Energizer Holdings, Inc.	153,947	16,663,223
Hershey Co. (The)	127,828	12,428,716
Lorillard, Inc.	220,438	11,171,798
Nu Skin Enterprises, Inc. - Class A	85,075	11,759,066
Pricesmart, Inc.	78,563	9,077,169
		72,384,613

Financials — 15.8%
Alexander & Baldwin, Inc.	125,949	5,255,852
Alleghany Corp.*	19,873	7,948,405
Eaton Vance Corp.	188,886	8,082,432
M&T Bank Corp.†	145,521	16,941,555
MBIA, Inc.*	1,180,169	14,091,218
White Mountains Insurance Group Ltd.
(Bermuda)	22,475	13,554,223
		65,873,685

Materials — 13.9%
Albemarle Corp.	223,762	14,184,273
MeadWestvaco Corp.	447,015	16,508,264
NewMarket Corp.†	52,670	17,599,680
Vulcan Materials Co.	159,695	9,489,077
		57,781,294

Industrials — 10.4%
Alliant Techsystems, Inc.	73,450	8,937,396
Cintas Corp.	341,965	20,377,694
Matson, Inc.	135,784	3,545,320
Old Dominion Freight Line, Inc.*	194,015	10,286,675
		43,147,085

Information Technology — 7.8%
Amphenol Corp. - Class A	179,556	16,012,804
Paychex, Inc.	357,658	16,284,169
		32,296,973

Energy — 4.8%
Atwood Oceanics, Inc.*	303,931	16,226,876
Kinder Morgan Management LLC*	48,966	3,704,793
		19,931,669

Health Care — 3.1%
Tenet Healthcare Corp.*	304,643	12,831,563
Total Common Stocks		$408,594,725

Investment Funds— 8.2%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	22,047,919	22,047,919
Touchstone Institutional Money Market
Fund, 0.01%^Ω	11,968,854	11,968,854
Total Investment Funds		$34,016,773

Total Investment Securities —106.5%
(Cost $385,851,797)		$442,611,498

Liabilities in Excess of Other Assets — (6.5%)		(26,976,299)

Net Assets — 100.0%		$415,635,199

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $21,621,901.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$408,594,725	$—	$—	$408,594,725
Investment Funds	34,016,773	—	—	34,016,773
				$442,611,498

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.2%

Financials — 21.9%
Alexandria Real Estate Equities, Inc., REIT	45,435	$2,890,575
Allstate Corp. (The)	37,509	2,045,741
American Campus Communities, Inc.,
REIT	83,051	2,675,073
Ameriprise Financial, Inc.	24,609	2,831,265
Endurance Specialty Holdings Ltd.	42,222	2,477,165
Fifth Third Bancorp	168,564	3,544,901
Hancock Holding Co.	60,452	2,217,379
Hartford Financial Services Group, Inc.	85,475	3,096,759
Host Hotels & Resorts, Inc., REIT	134,592	2,616,468
PartnerRe Ltd.	24,577	2,591,153
Reinsurance Group of America, Inc.	38,209	2,957,759
SunTrust Banks, Inc.	83,325	3,067,193
TCF Financial Corp.	119,549	1,942,671
Unum Group	47,234	1,656,969
Willis Group Holdings PLC	55,878	2,503,893
Zions Bancorporation	80,106	2,399,976
		41,514,940

Industrials — 11.5%
Cintas Corp.	45,212	2,694,183
Clean Harbors, Inc.*	46,783	2,805,109
Dover Corp.	29,348	2,833,256
Fluor Corp.	31,905	2,561,652
Parker Hannifin Corp.	22,345	2,874,461
Regal-Beloit Corp.	35,633	2,626,865
Stanley Black & Decker, Inc.	35,753	2,884,910
Xylem, Inc.	76,391	2,643,129
		21,923,565

Information Technology — 11.2%
Cadence Design Systems, Inc.*	172,699	2,421,240
Citrix Systems, Inc.*	39,271	2,483,891
Diebold, Inc.	67,487	2,227,746
Fidelity National Information Services,
Inc.	58,645	3,148,064
Juniper Networks, Inc.*	100,479	2,267,811
Microchip Technology, Inc.†	64,389	2,881,408
Symantec Corp.	106,592	2,513,439
Synopsys, Inc.*	83,235	3,376,844
		21,320,443

Materials — 10.5%
Air Products & Chemicals, Inc.	17,975	2,009,246
Albemarle Corp.	41,326	2,619,655
Allegheny Technologies, Inc.	81,773	2,913,572
Greif, Inc. - Class A	44,785	2,346,733
Nucor Corp.	35,740	1,907,801
Owens-Illinois, Inc.*	61,279	2,192,563
Rockwood Holdings, Inc.	26,079	1,875,602
Scotts Miracle-Gro Co. (The) - Class A	36,218	2,253,484
Silgan Holdings, Inc.	39,614	1,902,264
		20,020,920

Consumer Discretionary — 10.0%
Abercrombie & Fitch Co. - Class A	52,399	1,724,451
American Eagle Outfitters, Inc.	136,138	1,960,387
Dollar General Corp.*	29,558	1,782,939
Harley-Davidson, Inc.	33,018	2,286,166
Hasbro, Inc.	37,941	2,087,134
Interpublic Group of Cos, Inc. (The)	95,982	1,698,881
Newell Rubbermaid, Inc.	79,883	2,589,008
PetSmart, Inc.	28,242	2,054,606
Sally Beauty Holdings, Inc.*	91,282	2,759,455
		18,943,027

Health Care — 9.0%
AmerisourceBergen Corp.	29,507	2,074,637
CareFusion Corp.*	66,589	2,651,574
Charles River Laboratories International,
Inc.*	42,286	2,242,849
Cooper Cos, Inc. (The)	18,554	2,297,727
DENTSPLY International, Inc.	53,430	2,590,286
Patterson Cos., Inc.	75,628	3,115,874
Quest Diagnostics, Inc.†	39,786	2,130,142
		17,103,089

Consumer Staples — 9.0%
Coca-Cola Enterprises, Inc.	43,049	1,899,752
Darling International, Inc.*	140,742	2,938,693
Ingredion, Inc.	33,686	2,306,144
JM Smucker Co. (The)	23,706	2,456,416
Kroger Co. (The)	58,493	2,312,228
Molson Coors Brewing Co. - Class B	52,667	2,957,252
Sysco Corp.	59,561	2,150,152
		17,020,637

Utilities — 7.7%
AGL Resources, Inc.	53,837	2,542,722
Edison International	40,422	1,871,539
Great Plains Energy, Inc.	114,733	2,781,128
Portland General Electric Co.	91,854	2,773,991
SCANA Corp.	41,472	1,946,281
Xcel Energy, Inc.	98,959	2,764,914
		14,680,575

Energy — 7.4%
EQT Corp.	27,008	2,424,778
McDermott International, Inc.
(Panama)*†	161,809	1,482,170
Nabors Industries Ltd.	74,833	1,271,413
Newfield Exploration Co.*	78,974	1,945,130
Pioneer Natural Resources Co.	14,267	2,626,127
Range Resources Corp.	16,996	1,432,933
Spectra Energy Corp.	80,685	2,874,000
		14,056,551
Total Common Stocks		$186,583,747

Exchange Traded Fund — 0.5%
iShares Russell Midcap Value Index Fund	14,608	959,892

19

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 4.8%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	5,828,627	$5,828,627
Touchstone Institutional Money Market
Fund, 0.01%^Ω	3,229,623	3,229,622
Total Investment Funds		$9,058,249

Total Investment Securities —103.5%
(Cost $165,730,022)		$196,601,888

Liabilities in Excess of Other Assets — (3.5)%		(6,570,509)

Net Assets — 100.0%		$190,031,379

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $5,723,409.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$186,583,747	$—	$—	$186,583,747
Exchanged Traded Fund	959,892	—	—	959,892
Investment Funds	9,058,249	—	—	9,058,249
				$196,601,888

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments
Touchstone Premium Yield Equity Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.3%

Energy — 23.7%
Ensco PLC- Class A (United Kingdom)	44,219	$2,528,442
Golar LNG Ltd.	39,821	1,445,104
Kinder Morgan Management LLC*	3	222
Kinder Morgan, Inc. Delaware	291,553	10,495,908
LinnCo LLC	69,000	2,125,890
Pembina Pipeline Corp. (Canada)	53,942	1,900,377
Seadrill Ltd.	110,966	4,558,483
Spectra Energy Corp.	125,607	4,474,121
Total SA, ADR	55,483	3,399,443
Williams Cos., Inc. (The)	172,614	6,657,723
		37,585,713

Financials — 15.9%
Bank of Montreal (Canada)	48,548	3,236,210
CME Group, Inc. IL	58,659	4,602,385
Digital Realty Trust, Inc., REIT	68,100	3,345,072
HCP, Inc., REIT	60,877	2,211,053
Hospitality Properties Trust, REIT	123,681	3,343,097
Omega Healthcare Investors, Inc., REIT	98,563	2,937,177
People's United Financial, Inc.	164,908	2,493,410
Senior Housing Properties Trust, REIT	68,808	1,529,602
Ventas, Inc., REIT	26,824	1,536,479
		25,234,485

Health Care — 14.6%
Baxter International, Inc.	45,080	3,135,314
GlaxoSmithKline PLC, ADR	82,839	4,422,774
Johnson & Johnson	53,942	4,940,548
Merck & Co., Inc.	151,037	7,559,402
Pfizer, Inc.	103,260	3,162,854
		23,220,892

Utilities — 13.2%
American Water Works Co., Inc.	136,396	5,764,096
National Grid PLC, ADR	23,889	1,560,429
NiSource, Inc.	167,990	5,523,511
ONEOK, Inc.	131,002	8,145,704
		20,993,740

Information Technology — 12.8%
CA, Inc.	99,022	3,332,090
Cisco Systems, Inc.	143,284	3,216,726
Intel Corp.	279,818	7,264,075
Maxim Integrated Products, Inc.	88,233	2,462,583
Microchip Technology, Inc.	88,619	3,965,700
		20,241,174

Telecommunication Services — 7.5%
AT&T, Inc.	90,351	3,176,741
BCE, Inc. (Canada)	33,136	1,434,457
Vodafone Group PLC, ADR	184,173	7,239,841
		11,851,039

Industrials — 5.0%
General Electric Co.	283,965	7,959,539

Materials — 4.6%
International Paper Co.	81,298	3,986,041
Potash Corp. of Saskatchewan, Inc.	98,520	3,247,219
		7,233,260
Total Common Stocks		$154,319,842

Investment Fund — 2.7%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	4,284,919	4,284,919

Total Investment Securities —100.0%
(Cost $130,937,956)		$158,604,761

Other Assets in Excess of Liabilities — 0.0%		3,722

Net Assets — 100.0%		$158,608,483

*	Non-income producing security.

^	Affiliated Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$154,319,842	$—	$—	$154,319,842
Investment Fund	4,284,919	—	—	4,284,919
				$158,604,761

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.1%

Information Technology — 38.8%
ARM Holdings PLC ADR	3,658,000	$200,238,920
ASML Holding NV†	2,310,000	216,447,000
Baidu, Inc. ADR*	1,775,000	315,737,000
Facebook, Inc. - Class A*	4,276,000	233,726,160
Google, Inc. - Class A*	340,000	381,041,400
LinkedIn Corp. - Class A*	576,000	124,894,080
Salesforce.com, Inc.*	5,150,000	284,228,500
Splunk, Inc.*	1,726,000	118,524,420
Visa, Inc. - Class A	1,960,000	436,452,800
		2,311,290,280

Consumer Discretionary — 26.5%
Amazon.com, Inc.*	1,029,000	410,354,910
Chipotle Mexican Grill, Inc.*	445,000	237,087,100
Las Vegas Sands Corp.	2,300,000	181,401,000
NIKE, Inc. - Class B	2,477,000	194,791,280
priceline.com, Inc.*	270,000	313,848,000
Starbucks Corp.	1,384,000	108,491,760
Ulta Salon Cosmetics & Fragrance, Inc.*	1,406,000	135,707,120
		1,581,681,170

Health Care — 16.6%
Alexion Pharmaceuticals, Inc.*	1,394,000	185,485,640
athenahealth, Inc.*†	610,000	82,045,000
Biogen Idec, Inc.*	708,000	198,063,000
BioMarin Pharmaceutical, Inc.*	1,271,000	89,313,170
Cerner Corp.*	2,660,000	148,268,400
Intuitive Surgical, Inc.*	326,000	125,210,080
Regeneron Pharmaceuticals, Inc.*	592,000	162,942,080
		991,327,370

Energy — 11.1%
FMC Technologies, Inc.*	2,597,000	135,589,370
National Oilwell Varco, Inc.	2,021,000	160,730,130
Schlumberger Ltd. (CW)	2,280,000	205,450,800
Southwestern Energy Co.*	4,113,000	161,764,290
		663,534,590

Materials — 2.7%
Monsanto Co.	1,389,000	161,887,950

Financials — 2.4%
Charles Schwab Corp. (The)	5,501,000	143,026,000
Total Common Stocks		$5,852,747,360

Investment Funds— 3.0%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	69,801,320	69,801,320
Touchstone Institutional Money Market
Fund, 0.01%^Ω	107,640,544	107,640,544
Total Investment Funds		$177,441,864

Total Investment Securities —101.1%
(Cost $3,779,904,344)		$6,030,189,224

Liabilities in Excess of Other Assets — (1.1%)		(63,213,936)

Net Assets — 100.0%		$5,966,975,288

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $68,992,580.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$5,852,747,360	$—	$—	$5,852,747,360
Investment Funds	177,441,864	—	—	177,441,864
				$6,030,189,224

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments
Touchstone Small Cap Core Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.4%

Consumer Discretionary — 23.5%
American Eagle Outfitters, Inc.	752,919	$10,842,034
Cabela's, Inc.*	582,024	38,797,720
Columbia Sportswear Co.†	277,361	21,842,179
Deckers Outdoor Corp.*†	432,940	36,566,112
Service Corp. International	2,067,020	37,475,073
Sturm Ruger & Co., Inc.†	406,032	29,676,879
Tempur Sealy International, Inc.*	628,400	33,908,463
		209,108,460

Financials — 22.5%
Alexander & Baldwin, Inc.	601,278	25,091,331
Corrections Corp. of America REIT	977,980	31,363,819
Eaton Vance Corp.	857,681	36,700,170
First Industrial Realty Trust, Inc. REIT	1,610,281	28,099,403
MBIA, Inc.*	1,862,024	22,232,567
Montpelier Re Holdings Ltd. (Bermuda)	609,262	17,729,524
Tejon Ranch Co.*	477,269	17,544,408
White Mountains Insurance Group Ltd.
(Bermuda)	35,594	21,466,030
		200,227,252

Materials — 16.9%
Albemarle Corp.	603,253	38,240,208
Martin Marietta Materials, Inc.	136,922	13,683,985
NewMarket Corp.†	133,693	44,673,516
Olin Corp.†	1,272,700	36,717,395
Tredegar Corp.	605,915	17,456,411
		150,771,515

Industrials — 16.0%
Alliant Techsystems, Inc.	210,100	25,564,967
Kaman Corp.	262,678	10,436,197
Matson, Inc.	651,635	17,014,190
MRC Global, Inc.*	961,100	31,005,085
Old Dominion Freight Line, Inc.*	896,594	47,537,414
Ritchie Bros Auctioneers, Inc. (Canada)†	495,075	11,352,070
		142,909,923

Information Technology — 6.2%
Advent Software, Inc.	635,295	22,228,972
Micrel, Inc.	1,252,255	12,359,757
ValueClick, Inc.*	882,375	20,621,104
		55,209,833

Energy — 5.3%
Atwood Oceanics, Inc.*	660,856	35,283,102
Kinder Morgan Management LLC*	2	161
World Fuel Services Corp.	279,894	12,080,225
		47,363,488

Consumer Staples — 5.2%
Pricesmart, Inc.	403,545	46,625,589

Health Care — 3.8%
Tenet Healthcare Corp.*	812,167	34,208,474
Total Common Stocks		$886,424,534

Warrants—0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 08/31/16*	69,345	370,997

Investment Funds— 17.5%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	151,627,310	151,627,310
Touchstone Institutional Money Market
Fund, 0.01%^Ω	4,224,364	4,224,364
Total Investment Funds		$155,851,674

Total Investment Securities —116.9%
(Cost $796,565,386)		$1,042,647,205

Liabilities in Excess of Other Assets — (16.9%)		(151,113,826)

Net Assets — 100.0%		$891,533,379

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $148,153,406.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

23

Touchstone Small Cap Core Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$886,424,534	$—	$—	$886,424,534
Warrants Equity Contract	370,997	—	—	370,997
Investment Funds	155,851,674	—	—	155,851,674
				$1,042,647,205

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.9%

Financials — 26.8%
Astoria Financial Corp.	41,180	$569,519
Brookline Bancorp, Inc.	69,520	665,306
Capitol Federal Financial, Inc.	57,302	693,927
Capstead Mortgage Corp. REIT	39,320	474,986
Chemical Financial Corp.	13,340	422,478
CVB Financial Corp.	23,760	405,583
Dime Community Bancshares, Inc.	10,570	178,844
First Financial Bancorp	40,484	705,636
Hancock Holding Co.	20,184	740,349
Iberiabank Corp.	9,566	601,223
Infinity Property & Casualty Corp.	10,570	758,398
National Bank Holdings Corp. - Class A	20,380	436,132
National Penn Bancshares, Inc.	26,775	303,361
New Residential Investment Corp., REIT	105,123	702,222
Northfield Bancorp, Inc.	16,060	211,992
Northwest Bancshares, Inc.	9,970	147,357
Old National Bancorp.	22,150	340,446
Oritani Financial Corp.	11,700	187,785
Summit Hotel Properties, Inc. REIT	41,260	371,340
Susquehanna Bancshares, Inc.	46,470	596,675
UMB Financial Corp.	4,740	304,687
Washington Federal, Inc.	14,095	328,273
Washington Real Estate Investment
Trust REIT	8,570	200,195
Westamerica Bancorporation†	11,015	621,907
		10,968,621

Industrials — 18.9%
ABM Industries, Inc.	26,485	757,206
Acacia Research Corp.†	37,110	539,579
Astec Industries, Inc.	10,590	409,092
Briggs & Stratton Corp.	3,100	67,455
Forward Air Corp.	11,710	514,186
General Cable Corp.	13,180	387,624
Granite Construction, Inc.	32,145	1,124,432
Knight Transportation, Inc.	27,790	509,669
Quanex Building Products Corp.	31,240	622,301
Regal-Beloit Corp.	9,650	711,398
Resources Connection, Inc.	43,015	616,405
Ritchie Bros Auctioneers, Inc. (Canada)†	37,395	857,467
Simpson Manufacturing Co., Inc.	16,870	619,635
		7,736,449

Information Technology — 12.7%
ADTRAN, Inc.	16,280	439,723
Brooks Automation, Inc.	58,981	618,711
Cohu, Inc.	29,346	308,133
Diebold, Inc.	22,990	758,900
Intersil Corp. - Class A	52,715	604,641
Micrel, Inc.	94,755	935,232
MKS Instruments, Inc.	23,150	693,111
Tessera Technologies, Inc.	42,825	844,081
		5,202,532

Consumer Discretionary — 12.2%
Abercrombie & Fitch Co. - Class A	23,310	767,132
Chico's FAS, Inc.	38,485	725,057
Ethan Allen Interiors, Inc.	21,120	642,470
Finish Line, Inc. (The) - Class A	12,690	357,477
Guess?, Inc.	12,530	389,307
Jones Group, Inc. (The)	34,240	512,230
MDC Holdings, Inc.	27,380	882,731
Regis Corp.	19,215	278,810
Stage Stores, Inc.	19,030	422,847
		4,978,061

Utilities — 8.3%
California Water Service Group	18,570	428,410
Hawaiian Electric Industries, Inc.	22,770	593,386
Laclede Group, Inc./The	4,300	195,821
Northwest Natural Gas Co.	12,805	548,310
Piedmont Natural Gas Co., Inc.	6,770	224,493
Portland General Electric Co.	21,955	663,041
UIL Holdings Corp.	19,100	740,125
		3,393,586

Energy — 6.7%
Comstock Resources, Inc.	22,435	410,336
Delek U.S. Holdings, Inc.	25,110	864,035
Precision Drilling Corp. (Canada)	32,750	306,868
Tidewater, Inc.	8,560	507,351
Tsakos Energy Navigation Ltd.	36,660	220,327
Western Refining, Inc.†	10,460	443,609
		2,752,526

Materials — 5.7%
Cabot Corp.	16,035	824,199
Haynes International, Inc.	3,370	186,159
Kronos Worldwide, Inc.	37,910	722,186
Tronox Ltd. - Class A†	25,250	582,518
		2,315,062

Consumer Staples — 2.9%
Dean Foods Co.*	25,555	439,290
Universal Corp.†	13,750	750,750
		1,190,040

Health Care — 2.7%
Quality Systems, Inc.	19,905	419,199
STERIS Corp.	8,520	409,386
Techne Corp.	2,780	263,183
		1,091,768
Total Common Stocks		$39,628,645

Investment Funds— 11.9%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	3,760,612	3,760,612
Touchstone Institutional Money Market
Fund, 0.01%^Ω	1,109,568	1,109,568
Total Investment Funds		$4,870,180

25

Touchstone Small Cap Value Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —108.8%
(Cost $39,513,889)	$44,498,825

Liabilities in Excess of Other Assets — (8.8%)	(3,606,543)

Net Assets — 100.0%	$40,892,282

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $3,683,942.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$39,628,645	$—	$—	$39,628,645
Investment Funds	4,870,180	—	—	4,870,180
				$44,498,825

See accompanying Notes to Portfolios of Investments.

26

Portfolio of Investments
Touchstone Total Return Bond Fund – December 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 38.1%

	Financials — 11.1%
$1,885,000	American Express Co.,
	2.650%, 12/2/22	$1,748,665
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,414,029
713,250	EJM Airport LLC, 6.271%, 5/15/20	822,343
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,865,776
1,417,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	1,525,075
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,841,982
1,260,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/1/18	1,704,004
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,709,112
2,000,000	Torchmark Corp., 3.800%, 9/15/22	1,941,288
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,550,000
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,830,000
		17,952,274

	Industrials — 10.8%
53,805	Astro Offshore Corp.,
	6.000%, 12/20/19	57,730
117,764	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	126,195
133,281	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	142,337
486,331	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	521,629
947,885	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,036,930
372,000	Canal Barge Co., Inc., 4.500%, 11/12/34	401,819
1,822,428	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	2,068,456
680,388	CSX Transportation, Inc.,
	6.251%, 1/15/23	790,100
1,591,122	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,714,434
1,464,635	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,618,422
121,453	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	146,959
188,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	203,830
260,000	PulteGroup, Inc., 5.200%, 2/15/15	270,399
1,027,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,119,682
1,248,404	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,429,422
157,056	Sterling Equipment, 6.125%, 9/28/19	174,218
119,729	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	133,932
1,073,028	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,162,515
559,904	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	644,692
1,686,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,879,890
1,625,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,788,883
		17,432,474

	Utilities — 8.1%
1,689,490	Bruce Mansfield Unit, 6.850%, 6/1/34	1,783,190
450,000	California Water Service Co.,
	5.500%, 12/1/40	488,339
1,600,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,827,922
1,780,000	Dominion Resources, Inc.,
	2.548%, 9/30/66(A)	1,658,552
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,713,277
375,000	Nevada Power Co., 5.875%, 1/15/15	395,234
1,265,000	Nevada Power Co., 6.500%, 8/1/18	1,497,827
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	2,000,000
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,758,807
		13,123,148

	Energy — 2.8%
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,400,228
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,565,193
1,500,000	Petroleos Mexicanos, 4.875%, 1/24/22	1,541,250
		4,506,671

	Telecommunication Services — 2.0%
1,500,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	1,518,735
1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,646,898
		3,165,633

	Consumer Staples — 1.9%
1,347,909	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,425,413
1,524,262	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,676,862
		3,102,275

	Health Care — 0.7%
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,171,750

27

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.1% (Continued)

	Transportation — 0.7%
$1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	$1,168,329
	Total Corporate Bonds	61,622,554

	Asset-Backed Securities — 21.5%
1,383,574	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,390,770
1,330,748	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,307,794
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	644,550
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,529,196
67,606	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	73,467
414,583	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	449,226
378,447	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	406,154
99,715	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	107,498
79,870	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	85,014
651,546	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	698,088
55,742	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	56,848
410,704	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	435,848
378,966	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	411,416
1,846,242	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	2,015,688
647,337	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	707,390
1,429,462	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,542,067
1,116,307	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	1,186,242
1,329,629	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,447,472
1,554,967	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,695,284
619,285	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	682,896
1,409,561	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,531,917
931,165	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	1,009,354
1,032,723	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,168,505
1,301,639	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,402,594
1,244,371	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,340,935
309,718	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	328,515
1,498,998	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,597,849
999,977	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,080,141
1,537,894	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,601,862
1,472,155	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,526,669
1,077,405	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,083,572
1,704,382	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,682,875
2,852,529	Small Business Administration
	Participation Certificates, Ser
	2012-20K, Class 1, 2.090%, 11/1/32	2,646,990
	Total Asset-Backed Securities	$34,874,686

	U.S. Government Mortgage-Backed
	Obligations — 16.4%
386,709	FHLMC, Pool #A89148,
	4.000%, 10/1/39	397,476
229,053	FNMA, Pool #465711, 4.680%, 8/1/28	237,610
1,642,026	FNMA, Pool #469616, 3.500%, 11/1/21	1,683,207

28

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 16.4% (Continued)
$1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	$1,724,954
117,832	FNMA, Pool #874210, 5.260%, 1/1/25	129,405
109,475	FNMA, Pool #888829, 5.832%, 6/1/37	121,826
172,249	FNMA, Pool #958736, 4.940%, 5/1/19	191,441
342,913	FNMA, Pool #AB1152, 4.000%, 6/1/25	363,516
247,815	FNMA, Pool #AB3876, 4.000%, 11/1/41	255,302
443,980	FNMA, Pool #AD0101, 4.879%, 7/1/19	493,929
494,769	FNMA, Pool #AD0166, 4.864%, 8/1/19	550,485
188,360	FNMA, Pool #AD0342, 4.637%, 10/1/19	207,634
452,516	FNMA, Pool #AD0786, 4.501%, 1/1/20	496,176
526,687	FNMA, Pool #AD0910, 4.602%, 4/1/20	577,781
106,971	FNMA, Pool #AD1608, 4.000%, 2/1/25	113,434
549,333	FNMA, Pool #AE0209, 4.331%, 6/1/20	595,884
1,465,349	FNMA, Pool #AE0446, 4.087%, 9/1/20	1,569,343
831,127	FNMA, Pool #AE2771, 3.500%, 8/1/26	870,081
649,698	FNMA, Pool #AE8886, 3.500%, 12/1/25	679,874
369,924	FNMA, Pool #AH1519, 3.500%, 12/1/25	387,115
387,975	FNMA, Pool #AH8854, 4.500%, 4/1/41	412,175
650,632	FNMA, Pool #AI1856, 4.500%, 5/1/41	691,748
351,446	FNMA, Pool #AL0247, 4.000%, 4/1/41	362,841
1,990,397	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,982,043
1,429,137	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,367,255
1,981,835	GNMA, Pool #5276, 3.000%, 1/20/27	2,037,335
2,011,991	GNMA, Pool #710077, 4.700%, 5/20/61	2,191,104
280,891	GNMA, Pool #751408, 4.826%, 6/20/61	308,146
791,641	GNMA, Pool #751409, 4.626%, 7/20/61	861,870
526,813	GNMA, Pool #752631,
	4.500%, 10/20/40	570,522
720,278	GNMA, Pool #756686, 4.697%, 9/20/61	786,645
546,322	GNMA, Pool #757327, 4.295%, 7/20/61	592,839
2,458,204	GNMA, Pool #766517, 4.661%, 4/20/62	2,690,219
	Total U.S. Government
	Mortgage-Backed Obligations	$26,501,215

	Agency Collateralized Mortgage
	Obligations — 8.0%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.770%, 4/25/44(A)	1,056,231
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.037%, 5/25/45(A)	951,883
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.818%, 6/25/47(A)	1,023,248
32,341	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	32,595
294,125	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	299,023
79,263	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	80,552
444,808	GNMA, Ser 2010-22, Class AD,
	3.633%, 10/16/39	448,895
306,329	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	309,357
1,500,000	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	1,576,172
981,180	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	990,540
1,061,878	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	1,069,519
352,611	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	353,411
632,085	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	632,243
2,400,617	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,365,721
1,715,459	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,678,137
	Total Agency Collateralized
	Mortgage Obligations	$12,867,527

	Commercial Mortgage-Backed Securities — 4.8%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.705%, 12/10/49(A)	1,873,293
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	470,066
1,490,750	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG5, Class
	A5, 5.224%, 4/10/37(A)	1,572,112
1,425,000	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.804%, 8/10/45(A)	1,564,747
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	211,821
159,025	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	158,764
461,451	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-LDPX, Class A3S,
	5.317%, 1/15/49	460,869
1,400,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-3, Class AM,
	5.456%, 7/12/46(A)	1,518,761
	Total Commercial
	Mortgage-Backed Securities	$7,830,433

	Municipal Bonds — 4.3%

	California—0.8%
1,452,709	CA State HFA Resiential Mortgage Rev,
	Ser A, 2.900%, 2/1/42	1,338,846

	Florida—0.9%
1,579,146	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,455,215

29

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 4.3% (Continued)

	Missouri—0.9%

$1,560,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	$1,414,546

	Texas—0.8%
1,515,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	1,396,224

	Virginia—0.9%
1,536,951	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	1,409,030
	Total Municipal Bonds	$7,013,861

	U.S. Treasury Obligations — 3.1%
465,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/30#	242,397
3,560,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	1,484,182
4,830,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,647,334
5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	1,659,060
	Total U.S. Treasury Obligations	$5,032,973

	U.S. Government Agency Obligations — 1.1%
768	FHA Reilly, 6.840%, 6/1/14	768
25,713	FHA USGI, 7.430%, 8/1/23	25,713
47,735	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	50,488
125,998	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	136,634
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,640,816
	Total U.S. Government Agency
	Obligations	$1,854,419

	Sovereign Government Obligations — 1.1%
7,317	Ecuador Government AID Bond,
	7.050%, 5/1/15	7,705
1,505,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,754,240
	Total Sovereign Government
	Obligations	$1,761,945

Shares

	Investment Fund — 1.0%
1,660,103	Touchstone Institutional Money
	Market Fund, 0.01%^Ω	$1,660,103

	Total Investment Securities —99.4%
	(Cost $164,104,479)	$161,019,716

	Other Assets in Excess of
	Liabilities — 0.6%	902,338

	Net Assets — 100.0%	$161,922,054

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

^	Affiliated Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

AID - Agency for International Development

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

30

Touchstone Total Return Bond Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $10,539,850 or 6.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$61,622,554	$—	$61,622,554
Asset-Backed Securities	—	34,874,686	—	34,874,686
U.S. Government Mortgage-Backed Obligations	—	26,501,215	—	26,501,215
Agency Collateralized Mortgage Obligations	—	12,867,527	—	12,867,527
Commercial Mortgage-Backed Securities	—	7,830,433	—	7,830,433
Municipal Bonds	—	7,013,861	—	7,013,861
U.S. Treasury Obligations	—	5,032,973	—	5,032,973
U.S. Government Agency Obligations	—	1,854,419	—	1,854,419
Sovereign Government Obligations	—	1,761,945	—	1,761,945
Investment Fund	1,660,103	—	—	1,660,103
				$161,019,716

See accompanying Notes to Portfolios of Investments.

31

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 29.5%

	Financials — 9.8%

$250,000	American International Group, Inc.,
	3.000%, 3/20/15	$256,771
3,750,000	Arden Realty LP, 5.250%, 3/1/15	3,915,626
134,000	Bank of America Corp.,
	7.800%, 9/15/16	155,807
500,000	Barclays Bank PLC, 5.200%, 7/10/14	512,483
1,247,000	Citigroup, Inc., 5.000%, 9/15/14	1,282,521
195,000	CME Group, Inc., 5.750%, 2/15/14	196,143
5,510,000	CommonWealth REIT, 6.400%, 2/15/15	5,665,162
1,200,000	ERAC USA Finance LLC, 144a,
	2.250%, 1/10/14	1,200,364
370,000	Farmers Insurance Exchange, 144a,
	6.000%, 8/1/14	379,138
1,650,000	General Electric Capital Corp.,
	1.000%, 12/11/15	1,663,218
7,000,000	Goldman Sachs Group, Inc. (The)
	MTN, 3.700%, 8/1/15	7,289,037
1,450,000	Goldman Sachs Group, Inc. (The)
	MTN, 6.000%, 5/1/14	1,475,893
525,000	Hartford Financial Services Group, Inc.,
	5.500%, 10/15/16	583,325
5,055,000	HCP, Inc., 2.700%, 2/1/14	5,062,891
500,000	HSBC Finance Corp., 5.500%, 1/19/16	542,076
625,000	JPMorgan Chase & Co., 4.750%, 3/1/15	653,888
7,200,000	Kayne Anderson MLP Investment Co.,
	144a, 1.494%, 8/19/16(A)	7,200,000
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	601,359
700,000	Kimco Realty Corp., 4.820%, 6/1/14	711,926
1,100,000	McGraw Hill Financial, Inc.,
	5.900%, 11/15/17	1,194,828
600,000	Mellon Funding Corp.,
	5.000%, 12/1/14	624,087
3,000,000	MetLife Institutional Funding II, 144a,
	0.613%, 1/6/15(A)	3,009,396
2,505,000	MetLife, Inc., 1.756%, 12/15/17	2,478,429
525,000	Metropolitan Life Insurance Co., 144a,
	7.700%, 11/1/15	576,782
2,100,000	Morgan Stanley, 2.875%, 1/24/14	2,102,724
250,000	Morgan Stanley, 4.750%, 4/1/14	251,988
1,780,000	Morgan Stanley MTN, 6.000%, 5/13/14	1,813,946
382,500	Prudential Covered Trust 2012-1, 144a,
	2.997%, 9/30/15	394,349
1,800,000	Regency Centers LP, 4.950%, 4/15/14	1,820,601
1,550,000	Simon Property Group LP,
	6.750%, 5/15/14	1,560,858
775,000	SunTrust Bank/Atlanta GA,
	0.548%, 4/1/15(A)	771,169
500,000	UBS AG/Stamford CT, 3.875%, 1/15/15	516,928
8,000,000	UDR, Inc. MTN, 5.130%, 1/15/14	8,011,160
450,000	Ventas Realty LP / Ventas Capital
	Corp., 3.125%, 11/30/15	467,995
500,000	Vornado Realty LP, 4.250%, 4/1/15	515,616
330,000	Wachovia Corp., 5.250%, 8/1/14	338,972
180,800	WHC-IRS Trust, 6.980%, 5/15/15	184,416
		65,981,872

	Utilities — 6.7%
3,000,000	AGL Capital Corp., 4.950%, 1/15/15	3,120,117
5,000,000	Alliant Energy Corp., 4.000%, 10/15/14	5,131,100
5,930,000	Exelon Generation Co. LLC,
	5.350%, 1/15/14	5,939,375
6,500,000	Jemena Ltd., 144a, 5.300%, 9/25/15	6,853,340
5,055,000	NorthWestern Corp., 6.040%, 9/1/16	5,684,651
500,000	NSTAR Electric Co., 4.875%, 4/15/14	506,233
1,100,000	OGE Energy Corp., 5.000%, 11/15/14	1,139,557
700,000	Oncor Electric Delivery Co. LLC,
	6.375%, 1/15/15	738,505
7,000,000	PG&E Corp., 5.750%, 4/1/14	7,086,387
2,895,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	2,981,575
1,795,000	Sempra Energy, 2.000%, 3/15/14	1,800,547
2,879,000	Trans-Allegheny Interstate Line Co.,
	144a, 4.000%, 1/15/15	2,961,288
1,675,000	Westar Energy, Inc., 6.000%, 7/1/14	1,721,074
		45,663,749

	Energy — 5.4%
1,750,000	Devon Energy Corp., 1.200%, 12/15/16	1,749,265
613,000	Enbridge Energy Partners LP,
	5.875%, 12/15/16	684,177
1,900,000	Enterprise Products Operating LLC,
	5.600%, 10/15/14	1,974,360
6,325,000	Enterprise Products Operating LLC,
	9.750%, 1/31/14	6,369,243
288,146	Maritimes & Northeast Pipeline LLC,
	144a, 7.500%, 5/31/14	294,413
315,000	Noble Energy, Inc., 5.250%, 4/15/14	318,897
4,500,000	Petrohawk Energy Corp.,
	7.875%, 6/1/15	4,618,125
9,132,000	Southeast Supply Header LLC, 144a,
	4.850%, 8/15/14	9,345,570
1,900,000	Southwestern Energy Co. MTN,
	7.125%, 10/10/17	2,152,875
1,215,000	Spectra Energy Capital LLC,
	5.500%, 3/1/14	1,224,460
6,080,000	Spectra Energy Capital LLC,
	5.668%, 8/15/14	6,260,783
1,225,000	Total Capital Canada Ltd.,
	1.625%, 1/28/14	1,226,060
		36,218,228

	Consumer Discretionary — 3.3%
940,000	Comcast Corp., 5.300%, 1/15/14	941,380
6,525,000	Glencore Funding LLC, 144a,
	6.000%, 4/15/14	6,618,830
5,444,000	Time Warner Cable, Inc.,
	7.500%, 4/1/14	5,534,381
9,107,000	Time Warner Cable, Inc.,
	8.250%, 2/14/14	9,185,193
		22,279,784

	Materials — 1.2%
500,000	Bemis Co., Inc., 5.650%, 8/1/14	513,966

32

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 29.5% (Continued)

	Materials — (Continued)

$2,225,000	Glencore Canada Corp.,
	5.375%, 6/1/15	$2,332,628
500,000	Potash Corp. of Saskatchewan, Inc.,
	5.250%, 5/15/14	508,579
2,250,000	Rio Tinto Finance USA Ltd.,
	8.950%, 5/1/14	2,311,117
2,575,000	Xstrata Finance Canada Ltd., 144a,
	2.050%, 10/23/15	2,607,772
		8,274,062

	Industrials — 1.1%
1,800,000	CRH America, Inc., 4.125%, 1/15/16	1,899,304
418,500	CSX Transportation, Inc.,
	8.375%, 10/15/14	441,717
300,000	Equifax, Inc., 4.450%, 12/1/14	309,401
49,336	Federal Express Corp. 1995 Pass
	Through Trust, 7.110%, 1/2/14	49,583
1,000,000	Hutchison Whampoa International
	03/33 Ltd., 144a, 6.250%, 1/24/14	1,002,769
450,000	Joy Global, Inc., 6.000%, 11/15/16	497,710
56,259	Petrodrill Five Ltd., 4.390%, 4/15/16	58,551
72,928	Petrodrill Four Ltd., 4.240%, 1/15/16	74,862
400,000	Ryder System, Inc. MTN,
	7.200%, 9/1/15	439,110
2,500,000	Union Pacific Railroad Co. 2004 Pass
	Through Trust, 144a,
	5.214%, 9/30/14	2,565,628
		7,338,635

	Health Care — 0.8%
5,301,000	CareFusion Corp., 5.125%, 8/1/14	5,434,930

	Consumer Staples — 0.5%
2,500,000	Andrew W Mellon Foundation,
	3.950%, 8/1/14	2,550,950
1,000,000	Anheuser-Busch InBev Worldwide,
	Inc., 0.788%, 1/27/14(A)	1,000,373
		3,551,323

	Information Technology — 0.5%
2,884,000	Amphenol Corp., 4.750%, 11/15/14	2,980,023
450,000	Hewlett-Packard Co., 3.000%, 9/15/16	468,099
		3,448,122

	Telecommunication Services — 0.2%
82,070	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	86,048
750,000	Rogers Communications, Inc.,
	6.375%, 3/1/14	757,154
650,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	658,118
		1,501,320
	Total Corporate Bonds	$199,692,025

	Asset-Backed Securities — 27.6%
630,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	638,070
5,154,454	AmeriCredit Automobile Receivables
	Trust, Ser 2010-1, Class C,
	5.190%, 8/17/15	5,210,782
3,538,201	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class C,
	4.520%, 10/8/15	3,565,770
1,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class E, 144a,
	8.660%, 10/10/17	1,625,172
326,758	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class B,
	2.040%, 9/8/15	327,192
1,696,174	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class A3,
	1.170%, 1/8/16	1,697,257
445,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class B,
	2.280%, 6/8/16	447,616
2,564,850	AmeriCredit Automobile Receivables
	Trust, Ser 2011-4, Class A3,
	1.170%, 5/9/16	2,568,387
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,105,663
285,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	287,906
220,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	222,214
700,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	702,474
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,336,272
580,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	579,794
2,568,220	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	2,565,819
4,616,781	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	4,639,934
3,034,665	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	3,030,801
585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	584,296
199,248	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	199,781

33

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 27.6% (Continued)
$4,884,692	CarNow Auto Receivables Trust, Ser
	2013-1A, Class A, 144a,
	1.160%, 10/16/17	$4,882,323
3,395,617	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	3,388,119
9,131,424	CFC 2013-2 LLC, Ser 2013-2A, Class A,
	144a, 1.750%, 11/15/17	9,131,178
400,627	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	401,623
230,556	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	231,496
88,478	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	89,362
2,364,752	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.655%, 12/25/35(A)	2,351,590
4,536,196	Direct Capital Funding V LLC, Ser
	2013-2, Class A1, 144a,
	0.700%, 9/20/14	4,542,660
2,241,004	DT Auto Owner Trust, Ser 2011-1A,
	Class D, 144a, 4.890%, 1/17/17	2,250,437
15,462	DT Auto Owner Trust, Ser 2012-2A,
	Class A, 144a, 0.910%, 11/16/15	15,462
3,847,017	DT Auto Owner Trust, Ser 2013-2A,
	Class A, 144a, 0.810%, 9/15/16	3,847,179
592,292	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	596,860
5,983,566	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	5,994,797
3,311,253	Exeter Automobile Receivables Trust,
	Ser 2013-2A, Class A, 144a,
	1.490%, 11/15/17	3,323,207
4,250,000	First Investors Auto Owner Trust, Ser
	2011-1, Class D, 144a,
	4.490%, 10/17/16	4,294,986
950,000	First Investors Auto Owner Trust, Ser
	2011-1, Class E, 144a,
	7.170%, 2/15/18	966,119
5,750,000	First Investors Auto Owner Trust, Ser
	2013-3A, Class A2, 144a,
	0.890%, 9/15/17	5,750,356
265,315	Ford Credit Auto Lease Trust, Ser
	2012-A, Class A3, 0.850%, 1/15/15	265,516
1,050,000	Ford Credit Auto Owner Trust, Ser
	2010-B, Class B, 2.540%, 2/15/16	1,069,175
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	431,206
9,529	GE Equipment Small Ticket LLC, Ser
	2011-1A, Class A3, 144a,
	1.450%, 1/21/18	9,532
205,121	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	205,754
106,071	GE Equipment Transportation LLC, Ser
	2011-1, Class A4, 1.330%, 5/20/19	106,169
525,000	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	525,017
46,749	Harley-Davidson Motorcycle Trust, Ser
	2010-1, Class A4, 1.530%, 9/15/15	46,779
126,455	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	126,599
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	432,701
634,482	Honda Auto Receivables Owner Trust,
	Ser 2011-3, Class A3,
	0.880%, 9/21/15	635,871
5,018,178	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.415%, 3/25/32(A)	5,013,637
5,841,456	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	6,010,052
484,984	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	496,117
189,814	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A3, 144a,
	1.270%, 9/15/15	190,033
563,325	Montana Higher Education Student
	Assistance Corp., Ser 2012-1, Class
	A1, 0.767%, 9/20/22(A)	562,975
636,643	Navistar Financial Owner Trust, Ser
	2012-A, Class A2, 144a,
	0.850%, 3/18/15	636,697
4,655,560	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	4,654,000
381,334	Nissan Auto Lease Trust, Ser 2012-A,
	Class A3, 0.980%, 5/15/15	381,836
1,131,109	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	1,127,155
1,764,692	Santander Consumer Acquired
	Receivables Trust, Ser 2011-S1A,
	Class B, 144a, 1.660%, 8/15/16	1,766,394
74,923	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	75,075
3,756,854	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class C,
	3.890%, 7/17/17	3,819,755
4,396,186	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class C,
	3.060%, 11/15/17	4,477,841
1,022,871	Santander Drive Auto Receivables
	Trust, Ser 2010-A, Class A3, 144a,
	1.830%, 11/17/14	1,023,602

34

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 27.6% (Continued)
$2,616,486	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class C, 144a,
	3.020%, 10/17/16	$2,636,094
2,755,000	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class C,
	3.110%, 5/16/16	2,805,585
218,700	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class B,
	2.660%, 1/15/16	219,873
2,530,000	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	2,579,181
1,391,030	Santander Drive Auto Receivables
	Trust, Ser 2011-S1A, Class B, 144a,
	1.480%, 5/15/17	1,391,721
581,791	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class A3,
	1.490%, 10/15/15	582,680
635,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class A3,
	1.220%, 12/15/15	635,985
390,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	393,718
646,906	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class A3,
	1.080%, 4/15/16	648,108
593,477	Sierra Timeshare Receivables Funding
	LLC, Ser 2010-1A, Class A1, 144a,
	4.480%, 7/20/26	594,504
1,238,955	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	1,267,533
3,889,898	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	3,963,989
2,212,722	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	2,253,286
414,682	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	416,101
4,016,551	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	3,997,251
378,549	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	1.780%, 6/15/16	379,038
2,150,000	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class B, 144a,
	3.110%, 6/15/17	2,170,210
549,499	Tidewater Auto Receivables Trust, Ser
	2012-AA, Class A2, 144a,
	1.210%, 8/15/15	549,454
447,578	United Auto Credit Securitization
	Trust, Ser 2012-1, Class A2, 144a,
	1.100%, 3/16/15	447,539
5,385,968	United Auto Credit Securitization
	Trust, Ser 2013-1, Class A2, 144a,
	0.950%, 9/15/15	5,383,367
205,883	Vanderbilt Mortgage Finance, Ser
	2001-C, Class A4, 5.960%, 1/7/27	208,580
7,231	Volkswagen Auto Lease Trust, Ser
	2011-A, Class A3, 1.200%, 10/20/14	7,234
1,604,644	Volkswagen Auto Lease Trust, Ser
	2012-A, Class A3, 0.870%, 7/20/15	1,608,204
798,047	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	800,279
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	350,884
4,837,874	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	4,814,812
3,775,678	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	3,805,166
3,100,954	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	3,113,544
7,127,553	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	7,136,463
5,493,899	Westlake Automobile Receivables
	Trust, Ser 2012-1A, Class A2, 144a,
	1.030%, 3/15/16	5,497,261
6,750,000	Westlake Automobile Receivables
	Trust, Ser 2013-1A, Class A2, 144a,
	1.120%, 1/15/18	6,755,447
	Total Asset-Backed Securities	$186,895,533

	Commercial Mortgage-Backed Securities — 15.4%
2,268,388	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	A3, 5.449%, 1/15/49	2,266,154
2,104,033	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.633%, 4/10/49(A)	2,105,586
3,133,000	Banc of America Merrill Lynch
	Commercial Mortgage Securities
	Trust, Ser 2012-CLRN, Class B, 144a,
	1.767%, 8/15/29(A)	3,136,957
2,367,000	Banc of America Merrill Lynch
	Commercial Mortgage Securities
	Trust, Ser 2012-CLRN, Class C, 144a,
	2.267%, 8/15/29(A)	2,373,578
7,099,957	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-2, Class F, 144a,
	4.992%, 11/10/38(A)	7,201,096

35

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 15.4%
	(Continued)
$646,800	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-4, Class A6, 4.877%, 7/10/42(A)	$653,860
92,140	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-6, Class A3, 4.512%, 12/10/42	92,292
154,532	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.171%, 11/10/42(A)	156,933
119,363	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	120,303
1,024,389	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class ASB, 4.867%, 7/10/45	1,039,971
40,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	43,361
569,844	Bear Stearns Commercial Mortgage
	Securities, Ser 2000-WF2, Class E,
	8.050%, 10/15/32(A)††	576,423
404,315	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-T14, Class A4,
	5.200%, 1/12/41(A)††	404,290
406,585	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	422,853
1,592,574	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42††	1,653,028
190,205	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	192,453
3,650,000	COMM 2004-LNB3 Mortgage Trust,
	Ser 2004-LB3A, Class B,
	5.364%, 7/10/37(A)	3,711,451
1,638,491	COMM 2006-FL12 Mortgage Trust, Ser
	2006-FL12, Class AJ, 144a,
	0.297%, 12/15/20(A)	1,618,093
2,598,009	COMM 2007-FL14 Mortgage Trust, Ser
	2007-FL14, Class AJ, 144a,
	0.347%, 6/15/22(A)	2,568,781
49,055	Commercial Mortgage Pass Through
	Certificates, Ser 2004-LB2A, Class
	A4, 4.715%, 3/10/39	49,055
3,811,047	Commercial Mortgage Pass Through
	Certificates, Ser 2012-FL2, Class A,
	144a, 2.291%, 9/17/29(A)	3,857,560
137,392	Commercial Mortgage Pass-Through
	Certificates, Ser 2007-C5, Class A2,
	5.589%, 9/15/40	137,077
4,000,000	Commercial Mortgage Trust, Ser
	2004-GG1, Class B,
	5.426%, 6/10/36(A)	4,038,564
5,000,000	Commercial Mortgage Trust, Ser
	2004-GG1, Class C,
	5.466%, 6/10/36(A)	5,057,155
4,100,000	Commercial Mortgage Trust, Ser
	2005-GG3, Class A4,
	4.799%, 8/10/42(A)	4,206,514
129,166	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	128,909
665,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C2, Class
	A4, 4.832%, 4/15/37	689,999
2,628,375	DBRR Trust, Ser 2012-EZ1, Class A,
	144a, 0.946%, 9/25/45	2,628,498
1,988,052	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.519%, 7/12/44(A)	2,020,515
398,303	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	402,477
85,856	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	88,499
5,502,126	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	5,667,899
3,140,000	GE Capital Commercial Mortgage
	Corp., Ser 2005-C2, Class C,
	5.133%, 5/10/43(A)	3,263,355
104,698	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C3, Class
	A4, 4.547%, 12/10/41	104,930
330,540	Greenwich Capital Commercial
	Mortgage Trust, Ser 2004-GG1,
	Class A7, 5.317%, 6/10/36(A)	332,274
6,622,345	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class A4,
	5.335%, 8/12/37(A)	6,885,895
832,436	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	832,624
5,745,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP1, Class A4,
	5.038%, 3/15/46(A)	5,925,433
143,642	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	146,043

36

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 15.4%
	(Continued)
$2,249,391	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2007-CB19, Class A3,
	5.706%, 2/12/49(A)	$2,271,507
1,104,659	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2011-C3, Class A1, 144a,
	1.875%, 2/15/46	1,109,241
13,163	LB Commercial Mortgage Trust, Ser
	2007-C3, Class A2,
	5.840%, 7/15/44(A)††	13,147
125,536	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C2, Class A4,
	4.367%, 3/15/36††	125,747
137,105	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AAB,
	5.170%, 11/15/30††	138,122
4,724,173	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A1, 144a,
	0.732%, 7/9/21(A)	4,713,837
4,500,000	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A2, 144a,
	0.706%, 7/9/21(A)	4,455,616
207,019	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	219,560
934,816	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class C,
	5.373%, 11/12/35(A)	933,632
1,542,073	Merrill Lynch Mortgage Trust, Ser
	2005-CIP1, Class ASB,
	5.022%, 7/12/38(A)	1,573,226
1,895,095	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class A3, 5.364%, 8/12/48	1,897,331
1,799,328	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class ASB, 5.362%, 8/12/48	1,845,085
457,781	Morgan Stanley Capital I Trust, Ser
	2004-IQ7, Class A4,
	5.385%, 6/15/38(A)	461,717
3,800,000	Morgan Stanley Capital I Trust, Ser
	2004-IQ8, Class C,
	5.300%, 6/15/40(A)	3,869,061
1,264,092	TIAA CMBS I Trust, Ser 2001-C1A, Class
	H, 144a, 5.770%, 6/19/33	1,271,677
131,376	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C17, Class APB,
	5.037%, 3/15/42	131,394
423,347	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	446,130
1,651,605	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class A3,
	5.246%, 12/15/43	1,661,257
	Total Commercial
	Mortgage-Backed Securities	$103,938,025

	U.S. Government Mortgage-Backed
	Obligations — 10.2%
465,679	FHLMC, Pool #1B1580,
	2.798%, 3/1/34(A)	498,458
241,184	FHLMC, Pool #1B2629,
	2.375%, 11/1/34(A)	255,819
909,371	FHLMC, Pool #1B7189,
	3.243%, 3/1/36(A)	966,200
286,222	FHLMC, Pool #1G1471,
	2.426%, 1/1/37(A)	304,641
1,242,933	FHLMC, Pool #1H1354,
	2.375%, 11/1/36(A)	1,320,319
181,322	FHLMC, Pool #1H2524,
	2.386%, 8/1/35(A)	193,092
670,401	FHLMC, Pool #1J1813,
	2.629%, 8/1/37(A)	715,640
643,079	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(A)	684,856
370,009	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	394,548
608,312	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	647,097
455,436	FHLMC, Pool #1L1288,
	2.379%, 5/1/36(A)	484,139
434,851	FHLMC, Pool #1Q0080,
	2.354%, 1/1/36(A)	463,797
855,494	FHLMC, Pool #1Q0119,
	2.571%, 9/1/36(A)	910,021
1,722,551	FHLMC, Pool #1Q0187,
	2.420%, 12/1/36(A)	1,828,018
887,458	FHLMC, Pool #1Q0339,
	2.718%, 4/1/37(A)	951,204
327,743	FHLMC, Pool #1Q0669,
	2.469%, 11/1/37(A)	346,989
1,155,126	FHLMC, Pool #1Q1303,
	2.375%, 11/1/36(A)	1,244,941
1,429,324	FHLMC, Pool #781515,
	2.375%, 4/1/34(A)	1,503,200
499,743	FHLMC, Pool #782760,
	2.375%, 11/1/36(A)	532,009
463,345	FHLMC, Pool #847795,
	2.409%, 4/1/35(A)	495,504
315,334	FHLMC, Pool #848088,
	2.410%, 4/1/35(A)	336,464

37

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 10.2% (Continued)
$1,252,580	FHLMC, Pool #848539,
	4.800%, 4/1/37(A)	$1,344,704
2,480,033	FHLMC, Pool #848583,
	2.430%, 1/1/36(A)	2,629,401
35,493	FHLMC, Pool #A92646, 5.500%, 6/1/40	39,702
37,719	FHLMC, Pool #C03505, 5.500%, 6/1/40	41,250
77,391	FHLMC, Pool #C66916, 7.000%, 5/1/32	87,584
27,344	FHLMC, Pool #D94598, 6.500%, 4/1/21	30,422
134,865	FHLMC, Pool #G01840, 5.000%, 7/1/35	145,972
25,533	FHLMC, Pool #G11072,
	7.500%, 12/1/15	26,375
2,201,668	FHLMC, Pool #G11769,
	5.000%, 10/1/20	2,337,139
1,396,488	FHLMC, Pool #G11773,
	5.000%, 10/1/20	1,482,185
35,722	FHLMC, Pool #G30085,
	7.500%, 10/1/17	38,012
683,071	FHLMC, Pool #J10895,
	4.000%, 10/1/19	721,058
410,342	FNMA, Pool #254868, 5.000%, 9/1/33	446,941
197,986	FNMA, Pool #256272, 5.500%, 6/1/26	219,080
336,102	FNMA, Pool #256852, 6.000%, 8/1/27	374,717
62,239	FNMA, Pool #323832, 7.500%, 7/1/29	71,487
4,589	FNMA, Pool #334593, 7.000%, 5/1/24	5,214
4,102	FNMA, Pool #519992, 7.000%, 10/1/14	4,126
3,131	FNMA, Pool #534851, 7.500%, 4/1/15	3,152
6,459	FNMA, Pool #535219, 7.500%, 3/1/15	6,589
4,110	FNMA, Pool #546474, 7.000%, 1/1/15	4,115
370,234	FNMA, Pool #555380,
	2.465%, 4/1/33(A)	395,322
40,539	FNMA, Pool #555646, 7.500%, 9/1/16	41,633
133,068	FNMA, Pool #665773, 7.500%, 6/1/31	149,292
392,615	FNMA, Pool #679742,
	2.726%, 1/1/40(A)	419,862
118,071	FNMA, Pool #681842,
	2.357%, 2/1/33(A)	125,501
399,051	FNMA, Pool #681898,
	2.262%, 4/1/33(A)	425,427
382,405	FNMA, Pool #725245,
	2.302%, 2/1/34(A)	406,357
459,153	FNMA, Pool #725424, 5.500%, 4/1/34	505,929
2,262,260	FNMA, Pool #725490,
	2.426%, 4/1/34(A)	2,400,551
939,258	FNMA, Pool #735439, 6.000%, 9/1/19	1,001,685
243,691	FNMA, Pool #735539,
	2.363%, 4/1/35(A)	257,628
156,065	FNMA, Pool #743207,
	2.181%, 10/1/33(A)	164,725
127,787	FNMA, Pool #745467,
	2.704%, 4/1/36(A)	136,139
269,680	FNMA, Pool #745790,
	2.258%, 8/1/36(A)	284,417
1,577,520	FNMA, Pool #761411, 4.500%, 5/1/19	1,679,084
249,534	FNMA, Pool #784365,
	1.925%, 5/1/34(A)	263,381
375,689	FNMA, Pool #791978,
	1.892%, 9/1/34(A)	392,823
206,229	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	217,843
386,966	FNMA, Pool #806765,
	1.934%, 11/1/34(A)	408,864
140,078	FNMA, Pool #809897,
	2.470%, 3/1/35(A)	149,447
756,891	FNMA, Pool #810896,
	1.898%, 1/1/35(A)	800,877
376,927	FNMA, Pool #813170,
	2.487%, 1/1/35(A)	400,973
594,926	FNMA, Pool #813714,
	2.107%, 1/1/35(A)	628,145
3,118,008	FNMA, Pool #813844,
	1.916%, 1/1/35(A)	3,292,727
441,431	FNMA, Pool #820364,
	1.883%, 4/1/35(A)	466,400
2,087,980	FNMA, Pool #825395,
	2.347%, 7/1/35(A)	2,228,434
1,331,247	FNMA, Pool #827787,
	1.925%, 5/1/35(A)	1,415,832
168,756	FNMA, Pool #828480,
	2.482%, 6/1/35(A)	180,101
493,012	FNMA, Pool #839239,
	2.385%, 9/1/35(A)	519,184
230,868	FNMA, Pool #888179,
	2.653%, 2/1/37(A)	245,611
133,587	FNMA, Pool #888548,
	2.357%, 5/1/35(A)	142,215
306,710	FNMA, Pool #889060, 6.000%, 1/1/38	339,933
292,934	FNMA, Pool #889061, 6.000%, 1/1/38	329,226
18,054	FNMA, Pool #889382, 5.500%, 4/1/38	20,120
851,944	FNMA, Pool #922674,
	2.716%, 4/1/36(A)	905,281
1,067,849	FNMA, Pool #931676, 5.500%, 1/1/19	1,141,755
257,398	FNMA, Pool #950385,
	1.327%, 8/1/37(A)	275,119
211,882	FNMA, Pool #960376, 5.500%, 12/1/37	232,570
305,782	FNMA, Pool #995284, 5.500%, 3/1/20	326,714
1,725,318	FNMA, Pool #AA1150, 4.000%, 4/1/23	1,827,497
387,043	FNMA, Pool #AB1827, 3.500%, 11/1/20	406,829
852,351	FNMA, Pool #AB1981, 3.500%, 12/1/20	898,055
20,322	FNMA, Pool #AD0941, 5.500%, 4/1/40	23,082
201,289	FNMA, Pool #AE0363, 5.000%, 7/1/37	218,729
1,362,544	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,443,740
327,141	FNMA, Pool #AE5441, 5.000%, 10/1/40	356,865
667,481	FNMA, Pool #AI3780, 3.500%, 8/1/20	701,562
433,712	FNMA, Pool #AI6588, 4.000%, 7/1/26	459,914
406,610	FNMA, Pool #AI8506, 4.000%, 8/1/26	431,086
414,560	FNMA, Pool #AL0211, 5.000%, 4/1/41	452,780
97,799	FNMA, Pool #AL0302, 5.000%, 4/1/24	105,512

38

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 10.2% (Continued)
$2,138,621	FNMA, Pool #AL0478,
	2.520%, 4/1/36(A)	$2,259,657
759,902	FNMA, Pool #AL0543, 5.000%, 7/1/41	829,058
412,139	FNMA, Pool #AL1105, 4.500%, 12/1/40	437,281
302,609	FNMA, Pool #AL2591, 5.500%, 5/1/38	323,036
909,774	FNMA, Pool #MA0174, 4.000%, 9/1/19	965,410
535,816	FNMA, Pool #MA0464, 3.500%, 6/1/20	563,121
639,513	FNMA, Pool #MA0629, 3.500%, 1/1/21	672,194
539,865	FNMA, Pool #MA0641, 4.000%, 2/1/31	564,005
516,472	FNMA, Pool #MA0667, 4.000%, 3/1/31	539,555
2,792,103	FNMA, Pool #MA0740, 3.500%, 5/1/21	2,940,330
255	GNMA, Pool #2802, 5.500%, 7/20/14	273
2,079	GNMA, Pool #2843, 5.500%, 11/20/14	2,221
30,610	GNMA, Pool #344233, 8.000%, 2/15/23	34,148
82,654	GNMA, Pool #345123,
	8.000%, 12/15/23	92,786
10,121	GNMA, Pool #569337, 6.500%, 4/15/22	11,289
31,103	GNMA, Pool #578189, 6.000%, 2/15/32	34,600
33,302	GNMA, Pool #780322,
	8.000%, 11/15/22	36,057
7,744	GNMA, Pool #780327,
	8.000%, 11/15/17	8,393
887,724	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	922,892
532,744	GNMA, Pool #80889,
	1.625%, 4/20/34(A)	551,705
815,930	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	847,674
21,902	GNMA, Pool #814, 8.000%, 8/20/17	23,259
6,117	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	6,372
155,177	GNMA, Pool #894160,
	2.040%, 6/20/61(A)	162,381
	Total U.S. Government
	Mortgage-Backed Obligations	$69,006,656

	Municipal Bonds — 4.6%

	California—0.1%
625,000	Orange County California Pension
	Oblg, Txbl Ser A, 0.760%, 6/30/14	625,981
180,000	Southern California Public Power
	Authority, Rev, 3.326%, 7/1/14	181,595
		807,576

	Connecticut—0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.980%, 5/15/18(A)	427,495

	Florida—0.3%
1,700,000	Citizens Property Insurance Corp., Pers
	& Coml Lines, 1.310%, 6/1/15(A)	1,715,401

	Indiana—0.3%
2,330,000	IN St Bond Bank Rev, Sch Severance
	Funding, 0.489%, 1/15/15	2,326,156

	Louisiana—0.1%
74,686	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranche A-1,
	1.110%, 2/1/16	74,727
518,454	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranches A-1, A-2,
	1.520%, 2/1/18	521,647
		596,374

	Massachusetts—0.1%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Pj Ser B, 2.125%,
	12/1/29(A)	1,011,669

	New Jersey— 0.6%
2,100,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser E, 1.760%, 2/1/16(A)	2,131,899
2,000,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser OO, 0.857%, 3/1/15	2,002,820
		4,134,719

	New Mexico— 0.0%
315,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.889%, 12/1/28(A)	315,158

	New York— 0.7%
4,500,000	Brookhaven NY Indl Dev Agy, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.450%, 1/1/25(A)	4,500,000

	Ohio—0.6%
885,000	Akron OH COP, Muni Baseball
	Stadium, 1.300%, 12/1/15	883,664
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,532,177
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Pjs Ser A, 3.944%,
	2/15/15	514,265
1,240,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.200%, 7/1/16(A)	1,239,999
		4,170,105

	Pennsylvania—0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33(A)	2,516,350

	Texas—1.3%
5,500,000	Mission TX Econ Dev Corp., Waste
	Mgmt Inc Proj, 1.500%, 8/1/20(A)	5,524,035
625,000	TX St, AMT College Student Ln B,
	UTGO, 5.000%, 8/1/14	642,056
1,000,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/14	1,032,879

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 4.6% (Continued)

	Texas — 1.3% (Continued)
$1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	$1,595,625
		8,794,595
	Total Municipal Bonds	$31,315,598

	Agency Collateralized Mortgage
	Obligations — 2.5%
60,170,498	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K502 Class
	X1A, 1.739%, 4/25/17(A)	2,641,184
113,691	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	119,572
901,526	FHLMC REMIC, Ser 2770 Class FH,
	0.567%, 3/15/34(A)	903,661
401,057	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	409,405
38,507	FHLMC REMIC, Ser 2904 Class CA,
	5.000%, 4/15/19	38,673
23,246	FHLMC REMIC, Ser 2977 Class NY,
	5.500%, 5/15/33	23,282
51,620	FHLMC REMIC, Ser 3010 Class WA,
	4.500%, 3/15/19	51,649
536,331	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	566,376
84,587	FNMA, 5.000%, 5/1/35	91,849
1,933,030	FNMA REMIC, Ser 2003-106, Class WE,
	4.500%, 11/25/22	1,977,027
586,295	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	608,063
66,965	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	68,633
181,479	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	194,666
172,210	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	179,404
30,453	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	31,289
800,355	FNMA REMIC, Ser 2003-81, Class FE,
	0.665%, 9/25/33(A)	806,471
567,079	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23	35,367
995,440	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	1,015,705
477,638	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	507,013
324,182	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	336,267
535,550	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	551,091
765,546	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	737,115
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	154,570
274,158	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	295,501
37,455	GNMA, Ser 2010-18, Class A,
	3.100%, 12/16/50	37,491
378,480	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	379,715
297,465	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	288,652
688,679	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	698,564
15,345,142	GNMA, Ser 2011-78, Class IX,
	1.199%, 8/16/46(A)	987,168
333,032	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	329,434
34,915,982	GNMA, Ser 2013-121, Class KX,
	3.223%, 10/16/44(A)	1,741,260
	Total Agency Collateralized
	Mortgage Obligations	$16,806,117

	Non-Agency Collateralized Mortgage
	Obligations — 1.8%
22,431	American Home Mortgage
	Investment Trust, Ser 2005-2, Class
	5A3, 5.077%, 9/25/35(B)	22,369
774,482	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.847%, 4/25/34(A)††	768,290
452,445	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	471,388
199,514	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	201,435
199,844	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	204,419
347,157	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.459%, 6/25/36(A)	309,436
27,449	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.227%, 12/25/32(A)	28,008
549,539	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.134%, 12/25/34(A)	559,796
326,121	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	340,152
1,367,914	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.045%, 2/25/37(A)	1,138,896
445,292	Sequoia Mortgage Trust, Ser 2013-1,
	Class 2A1, 1.855%, 2/25/43(A)	380,042
448,357	Sequoia Mortgage Trust, Ser 2013-2,
	Class A1, 1.874%, 2/25/43(A)	383,104
3,026,546	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	3,083,218

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 1.8% (Continued)
$2,871,719	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	$2,860,413
343,978	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	345,957
992,094	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.618%, 12/25/33(A)	1,003,205
	Total Non-Agency Collateralized
	Mortgage Obligations	$12,100,128

	Commercial Paper — 4.2%
11,000,000	MDU Resources Group, Inc.	10,999,835
10,000,000	Noble Corp.	9,999,894
7,000,000	Oneok, Inc.	6,999,778
	Total Commercial Paper	$27,999,507

	U.S. Government Agency Obligations — 0.8%
955,000	Government Trust Certificate,
	0.431%, 5/15/15#	940,148
583,000	Government Trust Certificate,
	0.665%, 10/1/16#	560,921
2,275,000	Overseas Private Investment Corp.,
	0.120%, 3/15/17(A)	2,275,000
1,010,000	Overseas Private Investment Corp.,
	0.631%, 4/30/15#	1,017,131
82,992	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	90,558
101,003	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	108,703
64,442	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	65,094
304,493	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	304,043
242,082	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	242,125
35,635	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	36,989
	Total U.S. Government Agency
	Obligations	$5,640,712

		Market
Shares		Value

	Investment Fund — 3.0%
20,483,695	Touchstone Institutional Money
	Market Fund, 0.01%^Ω	$20,483,695

	Total Investment Securities —99.6%
	(Cost $674,209,233)	$673,877,996

	Other Assets in Excess of
	Liabilities — 0.4%	2,977,629

	Net Assets — 100.0%	$676,855,625

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2013.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

AMT - Alternative Minimum Tax

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

41

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2013, these securities were valued at $227,855,135 or 33.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$199,692,025	$—	$199,692,025
Asset-Backed Securities	—	186,895,533	—	186,895,533
Commercial Mortgage-Backed Securities	—	103,938,025	—	103,938,025
U.S. Government Mortgage-Backed Obligations	—	69,006,656	—	69,006,656
Municipal Bonds	—	31,315,598	—	31,315,598
Agency Collateralized Mortgage Obligations	—	16,806,117	—	16,806,117
Non-Agency Collateralized Mortgage Obligations	—	12,100,128	—	12,100,128
Commercial Paper	—	27,999,507	—	27,999,507
U.S. Government Mortgage-Backed Obligations	—	5,640,712	—	5,640,712
Investment Fund	20,483,695	—	—	20,483,695
				$673,877,996

See accompanying Notes to Portfolios of Investments.

42

Notes to Portfolios of Investments
December 31, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3 except as shown in the Portfolios of Investments for the Emerging Markets Equity Fund and the Global Real Estate Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security

43

Notes to Portfolios of Investments (Unaudited) (Continued)

on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment Companies— Certain Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securties sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2013, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $35,363,151 and $183,965,000, respectively, and had cash collateral of $33,349,798 and $162,826,736, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase

44

Notes to Portfolios of Investments (Unaudited) (Continued)

or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of December 31, 2013, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $41,650 and $632,271, respectively, and had cash collateral of $33,349,798 and $162,826,736, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund also held purchased options with a fair value of $38,220 and $581,906, respectively, as of December 31, 2013.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2013, the Arbitrage Fund, International Fixed Income Fund and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

45

Notes to Portfolios of Investments (Unaudited) (Continued)

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2013:

Fair Value of Derivative Investments

As of December 31, 2013

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Forward-Foreign Currency Exchange Contracts	$30,907	$70,020
	Written Options-Equity Contracts	—	41,650
	Purchased Options-Equity Contracts	38,220	—
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts	197,436	212,906
Merger Arbitrage Fund	Forward-Foreign Currency Exchange Contracts	206,110	335,772
	Written Options-Equity Contracts	—	632,271
	Purchased Options-Equity Contracts	581,906	—
Small Cap Core Fund	Warrants-Equity Contracts	370,997	—

For the period ended December 31, 2013, the average quarterly balance of outstanding derivative financial instruments were as follows:

		International	Merger	Small
	Arbitrage	Fixed Income	Arbitrage	Cap Core
Fund	Fund	Fund	Fund	Fund

Equity contracts:
Purchased Options - Average number of contracts	53	—	902	—
Written Options - Average number of contracts	105	—	1,606	—
Warrants - Average number of contracts	—	—	—	69,345
Foreign currency exchange contracts:
Average number of contracts	5	36	6	—
Average U.S. dollar amount purchased	$3,869,596	$13,760,369	$—	$—
Average U.S. dollar amount sold	$—	$17,978,850	$27,192,202	$—

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$2,464,202	$3,012,520
Global Real Estate Fund	883,125	919,255
Mid Cap Fund	21,621,901	22,047,919
Mid Cap Value Fund	5,723,409	5,828,627
Sands Capital Select Growth Fund	68,992,580	69,801,320
Small Cap Core Fund	148,153,406	151,627,310
Small Cap Value Fund	3,683,942	3,760,612

All collateral received as cash is received, held, and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

46

Notes to Portfolios of Investments (Unaudited) (Continued)

Funds participating in securities lending receive compensation in the form of fees. The Funds’ retain the interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$155,771,595	$2,175,694	$(294,035)	1,881,659
Emerging Markets Equity Fund	331,353,823	22,597,415	(30,959,935)	(8,362,520)
Global Real Estate Fund	16,411,068	362,938	(1,101,856)	(738,918)
International Fixed Income Fund	32,378,926	1,107,041	(1,451,678)	(344,637)
Merger Arbitrage Fund	697,352,099	24,664,126	(5,450,380)	19,213,746
Mid Cap Fund	385,851,797	57,274,073	(514,372)	56,759,701
Mid Cap Value	165,730,022	32,639,363	(1,767,497)	30,871,866
Premium Yield Equity Fund	130,937,956	29,490,722	(1,823,917)	27,666,805
Sands Capital Select Growth Fund	3,779,904,344	2,256,799,001	(6,514,121)	2,250,284,880
Small Cap Core Fund	796,565,386	248,003,860	(1,922,041)	246,081,819
Small Cap Value Fund	39,513,889	5,480,050	(495,114)	4,984,936
Total Return Bond Fund	164,104,479	1,369,171	(4,453,934)	(3,084,763)
Ultra Short Duration Fixed Income Fund	674,209,233	2,802,999	(3,134,236)	(331,237)

47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/25/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/25/14

* Print the name and title of each signing officer under his or her signature.